As Filed With the Securities and Exchange Commission on September 29, 2010
File Nos. 033-47508 and 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	________	[ ]
Post-Effective Amendment No.	27	[X]
	and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	29	[X]

(Check appropriate box or boxes.)

THE JENSEN PORTFOLIO, INC.
(Exact name of Registrant as Specified in Charter)

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Address of Principal Executive Office) (Zip Code)

(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Name and Address of Agent for Service)

Copy to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR  97204-1268

It is proposed that this filing will become effective (check appropriate box)
[   ]           immediately upon filing pursuant to paragraph (b)
[X]           on September 30, 2010 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on (date) pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

the Jensen Portfolio
Class J Shares – JENSX
Class I Shares – JENIX

Prospectus, September 30, 2010

As with all mutual funds, the Securities and

Exchange Commission has not approved or

disapproved these securities or determined if

this Prospectus is adequate or complete.

It is a criminal offense to suggest otherwise.

[Jensen Investment Management LOGO]

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the Jensen Portfolio

the Jensen Portfolio

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE
The objective of the Jensen Portfolio (“Jensen Portfolio” or the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Class J	Class I
(fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Shareholder Servicing Fee(1)	None	0.03%
Other Expenses(2)	0.20%	0.09%
Total Annual Fund Operating Expenses(3)	0.95%	0.62%
(1)	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
(2)
Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses.  In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid by the Fund since October 2009, to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who are beneficial owners of the Fund.  For purposes of this Expense Table, the sub-transfer agency fee has been calculated as if it had been in effect during the entire prior fiscal year.

(3)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the statutory Prospectus, which reflects the actual historical operating expenses of the Fund and does not include the aforementioned sub-transfer agency fees for a full year or indirect expenses such as acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class J

1 year	3 years	5 years	10 years
$ 97	$ 303	$ 525	$ 1,166

Class I

1 year	3 years	5 years	10 years
$ 63	$ 199	$ 346	$ 774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.33% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below.  Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

▪	Have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	Be in excellent financial condition; and
▪	Be capable of sustaining outstanding business performance.

Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.

The Fund may invest in securities when they are priced below their intrinsic values as determined by the Adviser.  The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.  The principal risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

▪	Non-diversification
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

▪	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

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▪	Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

PERFORMANCE

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 1-800-992-4144.

the Jensen Portfolio - Class J Shares(1)

Annual Total Return as of December 31* of Each Year

(1)	The returns shown in the bar chart are for Class J shares. The performance of Class I shares will differ due to differences in expenses.

*The Fund’s year-to-date total return as of June 30, 2010 was -6.93%.

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:     15.93% (2nd quarter 2009)                                                                 Worst Quarter:    (21.70%) (4th quarter 2008)

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Average Annual Total Returns
For the Periods Ended December 31, 2009

	One Year	5 Years	Since Inception (7/30/03)	10 Years
Class J Shares
Return Before Taxes	28.98%	2.02%	N/A	3.81%
Return After Taxes on Distributions	28.72%	1.73%	N/A	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	19.08%	1.68%	N/A	3.15%
Class I Shares
Return Before Taxes	29.28%	2.24%	4.38%	N/A
S&P 500® Index	26.46%	0.42%	3.98%	-0.95%
(reflects no deduction for fees, expenses or taxes)

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment committee, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Robert F. Zagunis	Since 1993	Vice President and Principal
Robert G. Millen	Since 2000	Vice President, Principal and Chairman
Eric H. Schoenstein	Since 2004	Vice President and Principal
Robert D. McIver	Since 2005	President and Principal
Kurt M. Havnaer	Since 2007	Business Analyst

PURCHASE AND SALE OF FUND SHARES

You may conduct transactions by mail (the Jensen Portfolio, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at 800-992-4144.  Investors who wish to purchase or redeem shares of the Fund through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are as follows:

Minimum Investment Amount
	Initial	Additional
Class J Shares	$ 2,500	$ 100
Class I Shares	$ 1,000,000	$ 100

TAX INFORMATION
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.  The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without shareholder approval upon 60 days’ written notice.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Fund’s Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

Investment Process
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 25 to 30 U.S. companies selected according to the specific, long-term investment criteria established by the Fund’s Adviser and described more fully below.  The Fund’s Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon written notice.

As determined by the Adviser in each case, a company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	Attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪
Established entry barriers as evidenced by:  (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Adviser;

▪
Demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	Have the capability of continuing to meet all of the above criteria; and
▪
Be selling at a significant discount to its intrinsic value.  Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present.  By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
Although the Fund invests primarily in common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

▪
Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange (“NYSE”) and the NASDAQ® Stock Market.

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▪
Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above.  The Fund, however, does not expect convertible securities to be a significant amount of its total assets.

▪
American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  The Fund, however, does not expect ADRs to be a significant portion of its total assets.

▪
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above.  There are no restrictions on the amount of securities of foreign issuers that it may own.  The Fund, however, does not expect securities of foreign issuers to be a significant amount of its total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation.  The Fund’s investment policy governs the portfolio turnover rate.  The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation.  In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company.  Once the Fund makes a determination, however, that it must sell its securities of a portfolio company no longer meeting the investment criteria, it will sell its position within a reasonable period of time.  The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company.  See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund’s Other Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents.  Some of these short-term instruments include:

▪	Cash held by the Fund’s custodian, U.S. Bank, N.A.;
▪	Money market mutual funds;
▪	FDIC-insured bank deposits;
▪	United States Treasury bills;
▪	Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
▪	Demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S&P;
▪	Institutional-grade paper maturing at 13 months or less; and
▪	U.S. government agency discount notes.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly.  The objectives of this program are to ensure that:

▪	The Fund’s investment strategy is applied consistently over time;
▪	The objective investment criteria are applied on a uniform basis; and
▪	Management focuses at all times on the best interests of the shareholders of the Fund.

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The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective.  The Fund has:

▪	Established an investment team to execute the investment discipline;
▪	Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪
Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Adviser determines the issuer’s performance makes a change advisable; and

▪	Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”).  See the Fund’s SAI for more information on compliance with the 1940 Act.

PRINCIPAL RISKS

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time.  The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of it assets, and investor sentiment and perception of a company.  In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Adviser makes all decisions regarding the Fund’s investments.  Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments.  The Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the Adviser.  Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company's securities may never reach the Adviser's estimate of its intrinsic value.  In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser's estimate of its intrinsic value for extended periods of time.  Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Non-diversification
The Fund is a non-diversified mutual fund.  This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments.  The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.”  The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Fund’s Investment Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years.  Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth because they have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund.  As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

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Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

OTHER INVESTMENT RISKS

The Fund may engage in certain non-principal investment strategies as discussed in this Prospectus.  To the extent that the Fund engages in these non-principal strategies, the Fund will be subject to the following risks:

Preferred Stock Risk
A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges, including the NYSE and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs.  The Fund also invests in domestic companies that engage in significant foreign business.  See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this Prospectus.  These investments involve certain risks, such as:

▪	Political or economic instability in the country where the company is headquartered or doing business;
▪	Fluctuations in the relative rates of exchange between the currencies of different nations;
▪	The difficulty of predicting international trade patterns; and
▪	The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price.  With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.  See “Investment Strategies and Risks—ADRs” in the Fund’s SAI for additional information relating to ADRs.

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MANAGEMENT OF THE FUND

ORGANIZATION OF THE FUND

The Fund is organized as an Oregon corporation, and is managed under the supervision of its Board of Directors.  For additional information about the Fund’s organization and Board of Directors, please see the Fund’s SAI.

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234.  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all investment decisions for the Fund.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 28 years of experience in the financial industry.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and before then held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department.  Mr. Zagunis is Vice President of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Robert G. Millen has been employed as Vice President and has been a Principal of the Investment Adviser since July 2000.  Mr. Millen has over 37 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000.  Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company.  Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa.  Mr. Millen is Vice President and Secretary of the Fund.  Mr. Millen has been a member of the investment team since 2000.  Mr. Millen will be retiring from the Adviser in February 2011.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 21 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 19 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

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The Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $3.7 billion as of August 31, 2010.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

A discussion of the Board of Directors’ decision in July 2009 to renew the Fund’s investment advisory agreement with the Investment Adviser is available in the Fund’s Annual Report to shareholders dated May 31, 2010.  A discussion of the most recent decision by the Board of Directors in July 2010 to renew the Fund’s investment advisory agreement with the Investment Adviser will be included in the Fund’s Semi-Annual Report to shareholders dated November 30, 2010.

DISTRIBUTION AND SERVICING OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Class J Shares
Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “12b-1 Plan”) for its Class J shares in accordance with Rule 12b-1 of the 1940 Act.  The 12b-1 Plan allows the Fund’s Class J shares to pay fees to financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers for the sale and distribution of Class J shares and for shareholder servicing and maintenance of shareholder accounts.  The 12b-1 Plan authorizes and provides for payments of 0.25% per year of the Fund’s average daily net assets for Class J shares for sale and distribution services and shareholder servicing.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Adviser makes substantial payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate those financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers that provide sale and distribution services and shareholder servicing to the Fund and charge a higher fee than the 0.25% paid by the Class J shares under the 12b-1 Plan.  The portion of these fees that are not sub-transfer agency fees and which are in excess of 0.25% is paid by the Adviser and not by the Class J shares.  The fee rates charged by these financial intermediaries vary.  The Fund’s SAI provides more information concerning payments to financial intermediaries.  Investors should consult their financial intermediary regarding the amount and other details of the payments the financial intermediary receives for the services it provides to the Fund’s Class J shares and other mutual funds available to the financial intermediary’s customers.  To the extent that these fees received by the financial intermediary for its services to the Fund, or other payments it receives for providing Fund marketing support to the Fund, are higher than those paid by other mutual funds, it may create an incentive for the financial intermediary and its financial professionals to sell the Class J Shares of the Fund rather than other mutual funds.

Class I Shares
Shareholder Servicing Plan
The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) for its Class I shares that allows the Fund to make payments to financial intermediaries and other service providers for Class I shareholders in return for shareholder servicing and maintenance of Class I shareholder accounts.  These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Class I shares.

In addition, the Adviser may make payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate any financial intermediaries and other service providers that provide shareholder servicing to the Fund and charge a higher fee than the 0.10% paid by the Class I shares under the Shareholder Servicing Plan.  Any portion of these fees in excess of 0.10% is paid by the Adviser and not by the Class I shares.  The fee rates charged by these financial intermediaries vary.  Each Fund’s SAI provides more information concerning payments to financial intermediaries.  Investors should consult their financial intermediary regarding the details of the payments the financial intermediary receives for providing servicing for the Class I shares and other mutual funds.  These payments made by the Fund to a financial intermediary may be higher than payments made for the same services by other mutual funds that are available to customers of the financial intermediary.  In such case, the financial intermediary and its financial professionals may have an incentive to sell the Class I shares of the Fund rather than other mutual funds that are available to the financial intermediary’s customers.

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Sub-Transfer Agency Fees
The Fund’s Class J shares makes payments to certain financial intermediaries who have chosen to maintain an “omnibus account” with the Fund, which is a single account in the Fund that contains the combined investment in Class J shares for all of a financial intermediary’s customers.  In turn, these financial intermediaries provide shareholder recordkeeping and servicing to their individual customers who are beneficial owners of the Fund via these omnibus accounts.  These payments, commonly known as “sub-transfer agency fees,” made by the Fund to such financial intermediaries for the shareholder recordkeeping and servicing they provide to their individual customers who are indirect Fund shareholders approximate the fees that would be paid by the Fund to its transfer agent for maintaining and servicing these accounts if the financial intermediaries’ customers were instead direct shareholders of the Fund.

SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price of each class of Fund shares is its NAV per share.  The NAV of each class of shares is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern time) each day the NYSE is open.  Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order.  The NAV per share for each class is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class.  Due to the fact that different expenses are charged to the Class J and Class I shares, the NAVs of the different classes of the Fund may vary.

The Fund uses the following methods to value securities held in its portfolio:

▪
Securities listed on the U.S. stock exchanges, including the NYSE and the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

▪	Securities that are traded in the over-the-counter market are valued at their current bid price;
▪	Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
▪	Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

FAIR VALUE PRICING

The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security.  To address these situations, a fair value pricing policy for the Fund has been approved by the Board of Directors.  When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

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In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold.  Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically.  See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

Class J Shares
You may purchase shares of the Fund directly from the Fund.  Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

Class I Shares
Only investors who are willing to make a significant initial investment, and employees of the Adviser, may purchase Class I shares of the Fund directly from the Fund.  Class I shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

Additional Purchase Information Pertaining to the Fund
In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	The name of the Fund;
▪	The dollar amount of shares to be purchased;
▪	Account application form or investment stub; and
▪	Check payable to “The Jensen Portfolio.”

Share Classes and Minimum Investments Pertaining to the Fund

Except as described in this section, the minimum investment amount for each class of Fund shares is as follows:

	Initial Investment	Subsequent Investment

Class J	$2,500	$100
Class I	$1,000,000	$100

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Employees of the Adviser may purchase Class I shares and are not subject to any minimum initial investment amount.  Subsequent investments by employees of the Adviser are subject to the $100 minimum described above.

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third-party financial intermediary, such as a broker-dealer (including one that sponsors a mutual fund supermarket program), financial institution or other financial service firm.  When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares.  In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus.  Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you.  These charges are retained by the financial intermediary and are not paid to the Fund or the Investment Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post dated on-line bill pay checks, or any conditional order or payment.  All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

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For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning USBFS toll free at 800-992-4144.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time.  If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.  In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Automatic Investment Program (Class J shares only)
You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in the Fund.

▪	Purchases may be made on a monthly basis
▪	To be eligible, your account must be maintained at a domestic financial institution that is an ACH member
▪	You may sign up for the automatic investment program by completing an application form
▪	Minimum initial investment is $100 (for automatic investment program only)
▪	Minimum subsequent investment is $100

Please call our shareholder services at 800-992-4144 for more information about participating in the program.  USBFS will charge your account a $25 fee for any ACH payment that is not honored.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.
4.	You may elect to invest income dividends in additional shares of the Fund and receive capital gains distributions in cash.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  You may change your election at any time.  Your request for a change must be received in writing by USBFS at least five (5) days prior to the record date for the distribution for which a change is requested.

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Retirement Plans
Tax-deferred retirement plans including:

▪	IRAs;
▪	Keogh accounts;
▪	SEP accounts; and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund.  If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Puerto Rico and the U.S. Virgin Islands.  The Jensen Portfolio generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place.  For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

Exchanging Shares
You may exchange all or a portion of your investment from the Fund to the same share class of any other mutual fund managed by the Adviser.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes which may result in a realized taxable gain or loss.  Call the Fund (toll-free) at 800-992-4144 to learn more about exchanges.

The Fund and USBFS are available to assist you in opening accounts and when purchasing, exchanging or redeeming shares.

Householding
In an effort to decrease costs, the Fund has reduced the number of duplicate prospectuses, annual and semi-annual reports you receive and sends only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day the NYSE is open.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Payment is typically made within one or two business days of receipt of a valid redemption request.

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Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order.  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed.  No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares;
▪	The dollar amount or number of shares being redeemed;
▪	The account registration number; and
▪	The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see the section entitled “Signature Guarantee” below).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents.  Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000 by instructing USBFS by phone at 800-992-4144.  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required of all shareholders in order to change telephone redemption privileges.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

▪	That you correctly state your Fund account number;
▪	The name in which your account is registered;
▪	The social security or tax identification number under which the account is registered; and
▪	The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed:

▪	If ownership is changed on your account;
▪	When redemption proceeds are payable or sent to any person, address or bank account not on record;
▪	If a change of address was received by the Transfer Agent within the last 30 days; or
▪	For redemptions over $50,000 from any shareholder account.

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The Fund reserves the right to require a signature guarantee or other acceptable signature verification under other circumstances.  Non-financial transactions including establishing or modifying certain services on an account will require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemption-in-Kind
The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur subsequent brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above).  If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received.  If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent.  However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the date you purchased shares.  You may avoid these delays by purchasing shares of the Fund by wire transfer.  The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding.  See the section entitled “Dividends, Distributions and Taxes” in this Prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered.  You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account.  There is no charge for redemption payments that are mailed or sent via ACH.  ACH payments are usually available within 2 business days.  Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $15 for each wire transfer which, for financial intermediaries, may be paid for by the Fund.  Your bank may also impose an incoming wire charge.  Wire fees are charged against the account only in the case of dollar specific redemptions.  In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder.  If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions.  As of the date of this Prospectus, the Fund had not instituted such a policy.  However, the Fund’s Board of Directors is authorized to institute such a policy if the Board determines that such a policy is in the best interests of the Fund and its shareholders.

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The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
If you purchased your shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm, your redemption order must be placed through the same financial intermediary.   A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors.  Investors who engage in frequent purchases and redemptions of the Fund’s shares, referred to as “market timing,” may dilute the value of the Fund’s shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs.  The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges.  In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market-timing investors.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of techniques.  These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive.  The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  The ability of the Fund to apply its market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Investment Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.

General Transaction Policies
The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪
Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪	Modify or terminate the Automatic Investment Plan at any time.

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Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund.  For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial service firm for details.

DISTRIBUTIONS AND TAXES

The Fund declares and makes distributions from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  These distributions are paid in additional shares of the Fund unless the shareholder elects in writing to receive distributions in cash as described in the section entitled “How to Purchase Shares – Choosing a Distribution Option.”

If you elect to receive distributions from the Fund of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions in shares of the Fund.

The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.  By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The taxation of distributions from the Fund is the same whether paid in cash or in additional shares.  For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gains (currently at a maximum rate of 15%, but scheduled to increase to 20% after 2010) to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.  In the case of non-corporate shareholders, certain net investment income distributions may be designated by the Fund as “qualified dividend” income, currently taxable at long-term capital gain rates.  The treatment of dividends as “qualified dividends” is scheduled to expire after 2010 so that all dividends would be taxable as ordinary income.  A portion of any distribution properly designated as eligible for deduction by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund.  You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply.  Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS.  The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders.  There may be other federal, state or local tax considerations applicable to a particular shareholder.  Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

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CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration.  Please allow seven to ten business days for the transfer agent to confirm your order.  The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter.  Generally, a statement with tax information will be mailed to you by January 31 of each year.  A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter.  Each of these reports includes a statement listing the Fund’s portfolio securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Form N-Q. The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly.  Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting www.jenseninvestment.com and selecting “Mutual Fund Account Access” under the “Mutual Fund” section of the website.

INDEX DESCRIPTION

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger sized U.S. companies.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions.  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available without charge upon request.

Class J
	YEAR ENDED MAY 31, ‘10	YEAR ENDED MAY 31, ‘09	YEAR ENDED MAY 31, ’08	YEAR ENDED MAY 31, ’07	YEAR ENDED MAY 31, ’06
Per Share Data:
Net asset value, beginning of year	$19.47	$26.91	$28.53	$24.37	$23.79

Income from investment operations:
Net investment income	0.24	0.30	0.27	0.22	0.22
Net realized and unrealized gains (losses) on investments	4.39	(6.78)	(1.42)	4.16	0.56
Total from investment operations	4.63	(6.48)	(1.15)	4.38	0.78

Less distributions:
Dividends from net investment income	(0.24)	(0.31)	(0.26)	(0.22)	(0.20)
Dividends from net realized capital gains		(0.65)	(0.21)		
Total distributions	(0.24)	(0.96)	(0.47)	(0.22)	(0.20)

Net asset value, end of year	$23.86	$19.47	$26.91	$28.53	$24.37

Total return	23.85%	-23.90%	-4.08%	18.05%	3.30%

Supplemental data and ratios:
Net assets, end of year (000’s)	$1,776,091	$1,340,826	$1,706,765	$1,963,520	$1,764,212
Ratio of expenses to average net assets	0.92%	0.86%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	1.04%	1.47%	0.95%	0.83%	0.85%
Portfolio turnover rate	12.33%	23.59%	8.25%	13.77%	10.20%

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Class I

	YEAR ENDED MAY 31, ‘10	YEAR ENDED MAY 31, ‘09	YEAR ENDED MAY 31, ’08	YEAR ENDED MAY 31, ’07	YEAR ENDED MAY 31, ’06
Per Share Data:
Net asset value, beginning of year	$19.48	$26.91	$28.53	$24.38	$23.80

Income from investment operations:
Net investment income	0.34	0.37	0.30	0.25	0.24
Net realized and unrealized gains (losses) on investments	4.36	(6.80)	(1.38)	4.16	0.59
Total from investment operations	4.70	(6.43)	(1.08)	4.41	0.83

Less distributions:
Dividends from net investment income	(0.30)	(0.35)	(0.33)	(0.26)	(0.25)
Dividends from net realized capital gains		(0.65)	(0.21)		
Total distributions	(0.30)	(1.00)	(0.54)	(0.26)	(0.25)

Net asset value, end of year	$23.88	$19.48	$26.91	$28.53	$24.38

Total return	24.21%	-23.71%	-3.86%	18.23%	3.56%

Supplemental data and ratios:
Net assets, end of year (000’s).	$831,505	$303,557	$343,250	$341,589	$309,587
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.65%	0.67%
Ratio of net investment income to average net assets	1.33%	1.72%	1.20%	1.03%	1.03%
Portfolio turnover rate	12.33%	23.59%	8.25%	13.77%	10.20%

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the Jensen Portfolio

INVESTMENT ADVISER
Jensen Investment Management, Inc.
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
Telephone:                      503-726-4384
800-221-4384
www.jenseninvestment.com

CUSTODIAN
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

TRANSFER AGENT, FUND ADMINISTRATOR AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information.  Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential. We maintain physical, electronic and operational safeguards to protect customer nonpublic personal information.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law.  For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.  Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

▪
Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪
Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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the Jensen Portfolio – J Shares
I Shares

For More Information

You can learn more about the Jensen Portfolio, Inc. in the
following documents:

The annual and semi-annual reports provide the
Fund’s most recent financial report and portfolio
holdings.  The annual report contains a letter from
the Fund’s manager discussing the market
conditions and investment strategies that affected
the Fund’s performance during its last fiscal year.
The Statement of Additional Information (“SAI”)
supplements this Prospectus and is incorporated
into this Prospectus by reference.  The SAI includes
a list of the Fund’s investment policies and
restrictions, as well as more detail about the
management of the Fund.

The annual and semi-annual reports and the SAI are
available free of charge upon request by contacting
the Fund toll free at 800-992-4144 or on the Fund’s
website at www.jenseninvestment.com. You may
also call this toll-free number to request additional
information about the Fund. You may also review
these documents and other information at the SEC
Public Reference Room in Washington, D.C.
Please call 1-202-551-8090 for information relating
to the operation of the Public Reference Room.
Reports and other information about the Fund are
available on the EDGAR Database on the SEC's
Internet site at www.sec.gov.  Copies of these
documents may be obtained, after paying a
duplicating fee, by electronic request at the
following e-mail address: publicinfo@sec.gov, or
by writing the
Public Reference Section,
Securities and Exchange Commission,
Washington, D.C. 20549-0213.

SEC File Number:  811-6653

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the Jensen Portfolio
Class R Shares – JENRX

Prospectus, September 30, 2010

As with all mutual funds, the Securities and

Exchange Commission has not approved or

disapproved these securities or determined if

this Prospectus is adequate or complete.

It is a criminal offense to suggest otherwise.

[Jensen Investment Management LOGO]

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TABLE OF CONTENTS

the Jensen Portfolio

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE
The objective of the Jensen Portfolio (“Jensen Portfolio” or the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Class R
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.50%
Other Expenses(1)	0.13%
Total Annual Fund Operating Expenses(2)	1.13%
(1)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses.
(2)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the statutory Prospectus, which reflects the actual historical operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$ 115	$ 359	$ 622	$ 1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below.  Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

▪	Have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	Be in excellent financial condition; and
▪	Be capable of sustaining outstanding business performance.

Equity securities in which the Fund invests as a principal strategy consist primarily of common stocks of U.S. companies.

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The Fund may invest in securities when they are priced below their intrinsic values as determined by the Adviser.  The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals,  that you could lose money by investing in the Fund.  The principal risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

▪	Non-diversification
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

▪	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

▪	Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

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Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

PERFORMANCE

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 1-800-992-4144.

the Jensen Portfolio - Class R Shares

Annual Total Return as of December 31* of Each Year

*The Fund’s year-to-date total return as of June 30, 2010 was -7.01%.

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:     15.79% (2nd quarter 2009)                                                                Worst Quarter:       (21.75%) (4th quarter 2008)

Average Annual Total Returns
For the Periods Ended December 31, 2009

	One Year	5 Years	Since Inception (7/30/03)
Class R Shares
Return Before Taxes	28.65%	1.76%	3.90%
Return After Taxes on Distributions	28.43%	1.51%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	18.83%	1.46%	3.33%
S&P 500® Index	26.46%	0.42%	3.98%
(reflects no deduction for fees, expenses or taxes)

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

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MANAGEMENT

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment committee, which is composed of:

Portfolio Manager	Years of Service with the Fu nd	Primary Title
Robert F. Zagunis	Since 1993	Vice President and Principal
Robert G. Millen	Since 2000	Vice President, Principal and Chairman
Eric H. Schoenstein	Since 2004	Vice President and Principal
Robert D. McIver	Since 2005	President and Principal
Kurt M. Havnaer	Since 2007	Business Analyst

PURCHASE AND SALE OF FUND SHARES

You may conduct transactions by mail (the Jensen Portfolio, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at 800-992-4144.  Investors who wish to purchase or redeem shares of the Fund through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are as follows:

Minimum Investment Amount
Initial	Additional
$ 2,500	$ 100

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.  The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without shareholder approval upon 60 days’ written notice.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Fund’s Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

Investment Process
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 25 to 30 U.S. companies selected according to the specific, long-term investment criteria established by the Fund’s Adviser and described more fully below.  The Fund’s Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon written notice.

As determined by the Adviser in each case, a company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	Attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪
Established entry barriers as evidenced by:  (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Adviser;

▪
Demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	Have the capability of continuing to meet all of the above criteria; and
▪
Be selling at a significant discount to its intrinsic value.  Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present.  By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
Although the Fund invests primarily in common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

▪
Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange (“NYSE”) and the NASDAQ® Stock Market.

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▪
Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above.  The Fund, however, does not expect convertible securities to be a significant amount of its total assets.

▪
American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  The Fund, however, does not expect ADRs to be a significant portion of its total assets.

▪
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above.  There are no restrictions on the amount of securities of foreign issuers that it may own.  The Fund, however, does not expect securities of foreign issuers to be a significant amount of its total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation.  The Fund’s investment policy governs the portfolio turnover rate.  The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation.  In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company.  Once the Fund makes a determination, however, that it must sell its securities of a portfolio company no longer meeting the investment criteria, it will sell its position within a reasonable period of time.  The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company.  See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund’s Other Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents.  Some of these short-term instruments include:

▪	Cash held by the Fund’s custodian, U.S. Bank, N.A.;
▪	Money market mutual funds;
▪	FDIC-insured bank deposits;
▪	United States Treasury bills;
▪	Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
▪	Demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S&P;
▪	Institutional-grade paper maturing at 13 months or less; and
▪	U.S. government agency discount notes.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly.  The objectives of this program are to ensure that:

▪	The Fund’s investment strategy is applied consistently over time;
▪	The objective investment criteria are applied on a uniform basis; and
▪	Management focuses at all times on the best interests of the shareholders of the Fund.

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The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective.  The Fund has:

▪	Established an investment team to execute the investment discipline;
▪	Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪
Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Adviser determines the issuer’s performance makes a change advisable; and

▪	Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”).  See the Fund’s SAI for more information on compliance with the 1940 Act.

PRINCIPAL RISKS

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time.  The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of it assets, and investor sentiment and perception of a company.  In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Adviser makes all decisions regarding the Fund’s investments.  Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments.  The Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the Adviser.  Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company's securities may never reach the Adviser's estimate of its intrinsic value.  In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser's estimate of its intrinsic value for extended periods of time.  Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Non-diversification
The Fund is a non-diversified mutual fund.  This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments.  The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.”  The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

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Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Fund’s Investment Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years.  Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth because they have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund.  As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

OTHER INVESTMENT RISKS

The Fund may engage in certain non-principal investment strategies as discussed in this Prospectus.  To the extent that the Fund engages in these non-principal strategies, the Fund will be subject to the following risks:

Preferred Stock Risk
A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges, including the NYSE and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs.  The Fund also invests in domestic companies that engage in significant foreign business.  See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this Prospectus.  These investments involve certain risks, such as:

▪	Political or economic instability in the country where the company is headquartered or doing business;
▪	Fluctuations in the relative rates of exchange between the currencies of different nations;
▪	The difficulty of predicting international trade patterns; and
▪	The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price.  With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.  See “Investment Strategies and Risks—ADRs” in the Fund’s SAI for additional information relating to ADRs.

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MANAGEMENT OF THE FUND

ORGANIZATION OF THE FUND

The Fund is organized as an Oregon corporation, and is managed under the supervision of its Board of Directors.  For additional information about the Fund’s organization and Board of Directors, please see the Fund’s SAI.

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234.  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all investment decisions for the Fund.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 28 years of experience in the financial industry.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and before then held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department.  Mr. Zagunis is Vice President of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Robert G. Millen has been employed as Vice President and has been a Principal of the Investment Adviser since July 2000.  Mr. Millen has over 37 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000.  Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company.  Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa.  Mr. Millen is Vice President and Secretary of the Fund.  Mr. Millen has been a member of the investment team since 2000.  Mr. Millen will be retiring from the Adviser in February 2011.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 21 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 19 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

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The Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $3.7 billion as of August 31, 2010.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

A discussion of the Board of Directors’ decision in July 2009 to renew the Fund’s investment advisory agreement with the Investment Adviser is available in the Fund’s Annual Report to shareholders dated May 31, 2010.  A discussion of the most recent decision by the Board of Directors in July 2010 to renew the Fund’s investment advisory agreement with the Investment Adviser will be included in the Fund’s Semi-Annual Report to shareholders dated November 30, 2010.

DISTRIBUTION AND SERVICING OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Class R Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940.  The Class R Plan allows the Fund to pay fees to financial intermediaries and other service providers for the sale and distribution of Class R shares and for shareholder servicing and maintenance of shareholder accounts.  The Class R Plan authorizes and provides for payments of 0.50% per year of the Fund’s average daily net assets for Class R shares for sale and distribution services and shareholder servicing.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Fund’s Adviser may make payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate any financial intermediaries and other service providers that provide sale and distribution services and shareholder servicing to the Fund and charge a higher fee than the 0.50% paid by the Fund under the Class R Plan.  Any portion of these fees in excess of 0.50% is paid by the Fund’s Adviser and not by the Class R shares of the Fund.  The fee rates charged by these financial intermediaries vary.  The Fund’s SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the amount and other details of the payments the financial intermediary receives for the services it provides to the Fund’s Class R shares and other mutual funds available to the financial intermediary’s customers.  To the extent that these fees received by the financial intermediary for its services to the Fund, or other payments it receives for providing Fund marketing support, are higher than those paid by other mutual funds, it may create an incentive for the financial intermediary and its financial professionals to sell the Fund rather than other mutual funds.

SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price of Fund shares is its NAV per share.  The NAV is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern time) each day the NYSE is open.  Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order.  The NAV per share is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding.

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The Fund uses the following methods to value securities held in its portfolio:

▪
Securities listed on the U.S. stock exchanges, including the NYSE and the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

▪	Securities that are traded in the over-the-counter market are valued at their current bid price;
▪	Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
▪	Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of Fund shares changes accordingly.

FAIR VALUE PRICING

The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security.  To address these situations, a fair value pricing policy for the Fund has been approved by the Board of Directors.  When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold.  Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically.  See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

Class R Shares
The Class R shares are available to defined contribution plans and other retirement plans.  The Fund offers two additional classes of shares through a separate prospectus: Class J shares, the Fund’s original class of shares, are available to retail investors, and Class I shares are available to institutional investors and individuals willing to make a significant initial investment, and the employees of the Fund’s Investment Adviser.  Each share class has its own expense structure and minimum investment amount.

You may purchase shares of the Fund directly from the Fund.  Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

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Additional Purchase Information Pertaining to the Fund
In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	The name of the Fund;
▪	The dollar amount of shares to be purchased;
▪	Account application form or investment stub; and
▪	Check payable to “The Jensen Portfolio.”

Minimum Investments Pertaining to the Fund

Except as described in this section, the minimum investment amount of Fund shares is as follows:

Initial Investment	Subsequent Investment

$2,500	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares.  In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus.  Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you.  These charges are retained by the financial intermediary and are not paid to the Fund or the Investment Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post dated on-line bill pay checks, or any conditional order or payment.  All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning USBFS toll free at 800-992-4144.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time.  If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.  In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.
4.	You may elect to invest income dividends in additional shares of the Fund and receive capital gains distributions in cash.

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If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  You may change your election at any time.  Your request for a change must be received in writing by USBFS at least five (5) days prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including:

▪	IRAs;
▪	Keogh accounts;
▪	SEP accounts; and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund.  If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Puerto Rico and the U.S. Virgin Islands.  The Jensen Portfolio generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place.  For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund has reduced the number of duplicate prospectuses, annual and semi-annual reports you receive and sends only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day the NYSE is open.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

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By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order.  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed.  No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares;
▪	The dollar amount or number of shares being redeemed;
▪	The account registration number; and
▪	The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see the section entitled “Signature Guarantee” below).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents.  Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000 by instructing USBFS by phone at 800-992-4144.  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required of all shareholders in order to change telephone redemption privileges.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

▪	That you correctly state your Fund account number;
▪	The name in which your account is registered;
▪	The social security or tax identification number under which the account is registered; and
▪	The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed:

▪	If ownership is changed on your account;
▪	When redemption proceeds are payable or sent to any person, address or bank account not on record;
▪	If a change of address was received by the Transfer Agent within the last 30 days; or
▪	For redemptions over $50,000 from any shareholder account.

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The Fund reserves the right to require a signature guarantee or other acceptable signature verification under other circumstances.  Non-financial transactions including establishing or modifying certain services on an account will require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemption-in-Kind
The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur subsequent brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above).  If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received.  If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent.  However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the date you purchased shares.  You may avoid these delays by purchasing shares of the Fund by wire transfer.  The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding.  See the section entitled “Dividends, Distributions and Taxes” in this Prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered.  You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account.  There is no charge for redemption payments that are mailed or sent via ACH.  ACH payments are usually available within 2 business days.  Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $15 for each wire transfer which, for financial intermediaries, may be paid for by the Fund.  Your bank may also impose an incoming wire charge.  Wire fees are charged against the account only in the case of dollar specific redemptions.  In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder.  If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions.  As of the date of this Prospectus, the Fund had not instituted such a policy.  However, the Fund’s Board of Directors is authorized to institute such a policy if the Board determines that such a policy is in the best interests of the Fund and its shareholders.

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The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
If you purchased your shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm, your redemption order must be placed through the same financial intermediary.   A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors.  Investors who engage in frequent purchases and redemptions of the Fund’s shares, referred to as “market timing,” may dilute the value of the Fund’s shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs.  The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges.  In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market-timing investors.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of techniques.  These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive.  The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  The ability of the Fund to apply its market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Investment Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.

General Transaction Policies
The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪
Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

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Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund.  For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial service firm for details.

DISTRIBUTIONS AND TAXES

The Fund declares and makes distributions from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  These distributions are paid in additional shares of the Fund unless the shareholder elects in writing to receive distributions in cash as described in the section entitled “How to Purchase Shares – Choosing a Distribution Option.”

If you elect to receive distributions from the Fund of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions in shares of the Fund.

The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.  By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The taxation of distributions from the Fund is the same whether paid in cash or in additional shares.  For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gains (currently at a maximum rate of 15%, but scheduled to increase to 20% after 2010) to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.  In the case of non-corporate shareholders, certain net investment income distributions may be designated by the Fund as “qualified dividend” income, currently taxable at long-term capital gain rates.  The treatment of dividends as “qualified dividends” is scheduled to expire after 2010 so that all dividends would be taxable as ordinary income.  A portion of any distribution properly designated as eligible for deduction by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund.  You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply.  Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS.  The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders.  There may be other federal, state or local tax considerations applicable to a particular shareholder.  Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

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CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration.  Please allow seven to ten business days for the transfer agent to confirm your order.  The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter.  Generally, a statement with tax information will be mailed to you by January 31 of each year.  A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter.  Each of these reports includes a statement listing the Fund’s portfolio securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Form N-Q. The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly.  Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting www.jenseninvestment.com and selecting “Mutual Fund Account Access” under the “Mutual Fund” section of the website.

INDEX DESCRIPTION

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger sized U.S. companies.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions.  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available without charge upon request.

Class R

	YEAR ENDED MAY 31, ‘10	YEAR ENDED MAY 31, ‘09	YEAR ENDED MAY 31, ’08	YEAR ENDED MAY 31, ’07	YEAR ENDED MAY 31, ’06
Per Share Data:
Net asset value, beginning of year	$19.40	$26.81	$28.43	$24.29	$23.71

Income from investment operations:
Net investment income	0.20	0.23	0.22	0.15	0.14
Net realized and unrealized gains (losses) on investments	4.37	(6.75)	(1.44)	4.14	0.59
Total from investment operations	4.57	(6.52)	(1.22)	4.29	0.73

Less distributions:
Dividends from net investment income	(0.19)	(0.24)	(0.19)	(0.15)	(0.15)
Dividends from net realized capital gains		(0.65)	(0.21)		
Total distributions	(0.19)	(0.89)	(0.40)	(0.15)	(0.15)
Net asset value, end of year	$23.78	$19.400	$26.81	$28.43	$24.29

Total return	23.59%	-24.10%	-4.34%	17.73%	3.07%

Supplemental data and ratios:
Net assets, end of year (000’s)	$12,533	$7,562	$18,662	$22,272	$21,100
Ratio of expenses to average net assets	1.12%	1.13%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	0.83%	1.18%	0.70%	0.58%	0.60%
Portfolio turnover rate	12.33%	23.59%	8.25%	13.77%	10.20%

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the Jensen Portfolio

INVESTMENT ADVISER
Jensen Investment Management, Inc.
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
Telephone:                      503-726-4384
800-221-4384
www.jenseninvestment.com

CUSTODIAN
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

TRANSFER AGENT, FUND ADMINISTRATOR AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information.  Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential. We maintain physical, electronic and operational safeguards to protect customer nonpublic personal information.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law.  For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.  Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

▪
Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪
Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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the Jensen Portfolio – R Shares

For More Information

You can learn more about the Jensen Portfolio, Inc. in the
following documents:

The annual and semi-annual reports provide the
Fund’s most recent financial report and portfolio
holdings.  The annual report contains a letter from
the Fund’s manager discussing the market
conditions and investment strategies that affected
the Fund’s performance during its last fiscal year.
The Statement of Additional Information (“SAI”)
supplements this Prospectus and is incorporated
into this Prospectus by reference.  The SAI includes
a list of the Fund’s investment policies and
restrictions, as well as more detail about the
management of the Fund.

The annual and semi-annual reports and the SAI are
available free of charge upon request by contacting
the Fund toll free at 800-992-4144 or on the Fund’s
website at www.jenseninvestment.com. You may
also call this toll-free number to request additional
information about the Fund. You may also review
these documents and other information at the SEC
Public Reference Room in Washington, D.C.
Please call 1-202-551-8090 for information relating
to the operation of the Public Reference Room.
Reports and other information about the Fund are
available on the EDGAR Database on the SEC's
Internet site at www.sec.gov.  Copies of these
documents may be obtained, after paying a
duplicating fee, by electronic request at the
following e-mail address: publicinfo@sec.gov, or
by writing the
Public Reference Section,
Securities and Exchange Commission,
Washington, D.C. 20549-0213.

SEC File Number:  811-6653

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STATEMENT OF
ADDITIONAL INFORMATION
September 30, 2010

THE JENSEN PORTFOLIO, INC.

Class J – JENSX
Class I – JENIX
Class R - JENRX

5300 Meadows Road, Suite 250
Lake Oswego, Oregon 97035-8234

800-992-4144
www.jenseninvestment.com

This Statement of Additional Information (“SAI”) provides general information about The Jensen Portfolio, Inc. (the “Fund”).  This SAI is not a Prospectus.  The Fund offers its shares through a Prospectus dated September 30, 2010 for its Class J and Class I shares, and a Prospectus dated September 30, 2010 for its Class R shares, and this SAI should be read in conjunction with those Prospectuses.  This SAI is incorporated by reference into the Fund’s Prospectuses.  In other words, it is legally a part of the Fund’s Prospectuses.  The Prospectuses are available upon request without charge by writing the Fund c/o U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, Milwaukee, WI 53202 or calling 1-800-992-4144.

The Fund’s most recent Annual Report to shareholders is a separate document than this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report for the year ended May 31, 2010 as filed with the Securities and Exchange Commission.

i

DESCRIPTION OF THE FUND

History and Classification

The Jensen Portfolio, Inc. (the “Fund”) is a no-load mutual fund that is an open-end, nondiversified, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund was organized as an Oregon corporation on April 17, 1992 and commenced operations on August 3, 1992.  Prior to that date, the Fund had no operations other than organizational matters.

The Fund is designed to provide individuals and trusts, pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, and corporations with access to the professional investment management services offered by Jensen Investment Management, Inc., which serves as the investment adviser (the “Adviser”) to the Fund.

In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund offers three classes of shares for investors—Class J, Class R and Class I shares.  Class J is the class of shares comprising the original Jensen Fund.  Class J shares are  available to retail investors and assessed a combined distribution and shareholder servicing fee of 0.25% per year of the Fund’s average daily net assets for Class J shares.  Class R shares  are available to defined contribution plans and other retirement plans and assessed a combined distribution and shareholder servicing fee of 0.50% per year of the Fund’s average daily net assets for Class R shares.  Class I shares are available to institutions and individuals willing to make a significant initial investment in the Fund, and to employees of the Adviser.  Class I shares are assessed a  shareholder servicing fee not to exceed 0.10% per year of the Fund’s average daily net assets for Class I shares, and are  not subject to any distribution fees.  More information regarding the Rule 12b-1 Plan and Shareholder Servicing Plan can be found under the section entitled “Distribution and Servicing of Fund Shares – Distribution and Shareholder Servicing Plans.”

See the sections entitled “Management of the Fund” and “Investment Advisory and Other Services” in this SAI for more information about the Adviser.

Investment Strategies and Risks

The Fund’s principal investment objective is long-term capital appreciation.

The Prospectus discusses the types of securities in which the Fund will invest, and describes the Fund’s investment objectives and strategies.  See the section entitled “Investment Objective, Principal Investment Strategies and Primary Risks” in the Prospectus.  This Statement of Additional Information (“SAI”) contains information supplemental to the Prospectus concerning the techniques and operations of the Fund, the securities the Fund will invest in, and the policies the Fund will follow.

Commercial Paper Ratings

Moody’s Investors Services (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are private services that provide ratings of the credit quality of commercial paper.  A description of the ratings assigned to commercial paper by Moody’s and S&P are included as Appendix A to this SAI.  The Fund may purchase commercial paper that is rated P-1 by Moody’s or A-1 by S&P and demand notes issued by companies whose commercial paper receives such ratings.

ADRs

The Fund may invest in certain foreign securities, directly and by purchasing American Depositary Receipts (“ADRs”).  In addition, the Fund invests in domestic companies that engage in substantial foreign business.  Some of the risk factors associated with such investments are described in the Prospectus under “Primary Risks—International Risk, Foreign Securities and ADRs.”  This information supplements the information about ADRs contained in the Prospectus.

Generally, ADRs are denominated in United States dollars and are publicly traded on exchanges or over-the-counter in the United States.  ADRs are receipts issued by domestic banks or trust companies evidencing the deposit of a security of a foreign issuer.

ADRs may be issued in sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  The Fund will acquire only ADRs issued in sponsored programs.

Fundamental Investment Restrictions

The Fund has adopted the fundamental investment restrictions below.  These restrictions may not be changed without the approval of the shareholders.  Any change must be approved by the lesser of:

(1)	67% or more of the Fund’s shares present at a shareholder meeting if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or

(2)	More than 50% of the Fund’s outstanding shares.

In accordance with these restrictions, the Fund may not:

1.	At the close of any fiscal quarter, have less than 50% of its total assets represented by:

(i)	Cash and cash equivalents permitted by Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), and government securities; and

(ii)
Other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Compliance with the Fund’s policy limiting to 5% the amount of assets that may be invested in any one issuer is measured at the close of each fiscal quarter.  The percentage of Fund assets in any one issuer could amount to more than 5% due to market appreciation of the Fund’s investment.  Changes to valuations between measurement dates will not necessarily affect compliance with this policy.  The Fund’s investment in any one issuer will not, however, exceed 25% of the value of the Fund’s total assets at the close of any fiscal quarter.

2.
Concentrate its investments in any one industry if, as a result, 25% or more of the Fund’s assets will be invested in such industry.  This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

3.	Borrow money, except as permitted under the 1940 Act.

4.	Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.

5.	Make short sales of securities or maintain a short position.

6.	Lend portfolio securities.

7.
Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in:  (a) publicly traded debt securities; (b) commercial paper; and (c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.

8.
Invest in, or engage in transactions involving:  real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.

9.	Invest in any security that would expose the Fund to unlimited liability.

10.	Underwrite the securities of other issuers, or invest in restricted or illiquid securities.

11.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

12.	Issue any senior securities.

13.
Change the investment policies set forth in the Fund’s then current Prospectus and SAI, unless at least 30 days’ prior written notice is provided to each shareholder describing each policy change and the reasons for the change.

Portfolio Turnover

The Fund purchases portfolio securities with the expectation of holding them for long-term appreciation.  The Fund will not sell its position in a portfolio company unless the Adviser determines that:

•
The portfolio company should be replaced with another qualifying security that the Adviser has determined to have a greater opportunity to achieve the Fund’s objective (as further described in the Fund’s Prospectus); or

•
The issuer of the security no longer meets one or more of the investment criteria specified in the Fund’s Prospectus.  However, if such failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, then the Fund may hold and continue to invest in the company.

Accordingly, the Fund does not expect its annual portfolio turnover generally to exceed 25%.  The turnover rate could, however, be significantly higher or lower depending on the performance of the portfolio companies, the number of shares of the Fund that are redeemed, or other external factors outside the control of the Fund and the Adviser.

High portfolio turnover rates (100% or more) will generally result in higher brokerage expenses, may result in a greater number of taxable transactions, and may increase the volatility of the Fund.

In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded.  The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.

The following are the portfolio turnover rates for the fiscal years ended May 31, 2010 and 2009

Portfolio Turnover Rate For the Fiscal Years Ended March 31,
2010	2009
12.33%	23.59%

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s Board of Directors has adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosing the Fund’s portfolio investments to shareholders and third-parties to ensure that disclosure is in the best interests of the Fund’s shareholders.  In adopting the policies, the Board of Directors considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other person affiliated with the Fund.

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings reports on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information.  In the event that the Fund makes significant changes to its portfolio holdings during the calendar quarter, the Fund may choose to update its portfolio holdings information on the website.

The Fund may provide to any person, including rating and ranking organizations, its portfolio holdings information commencing the day after it is first published on the website.  In addition, third-party service providers may receive portfolio holdings information on a more frequent basis when there is a legitimate business purpose for such disclosure.  These third party service providers may include the custodian, administrator, transfer agent, distributor, legal counsel, independent registered public accounting firm, proxy services, printers, broker-dealers executing fund transactions and investment research data services.  The Fund’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.

The Fund’s portfolio holdings policies and procedures prohibit the Adviser, its affiliates or employees, and the Fund from receiving any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Fund’s Board of Directors reviews and assesses the adequacy and reasonableness of the Fund’s portfolio holdings disclosure policies and procedures on an annual basis.

MANAGEMENT OF THE FUND

Board of Directors and Officers

The Fund is managed under the supervision of its Board of Directors (the “Board), which consists of six individuals (each a “Director”), four of whom are not “interested” persons of the Fund or the Adviser as that term is defined under the 1940 Act (“Independent Directors”).  In addition to these six directors, the Board of Directors also includes an individual who serves as a director emeritus to the Fund.  In his capacity as director emeritus, this individual is not entitled to vote on matters that come before the Board of Directors and receives no compensation from the Fund or the Adviser.  The Board of Directors is responsible for the overall management of the Fund, including the general supervision and review of the Fund’s investment policies and activities.  The Board of Directors appoints the officers who conduct the day-to-day business of the Fund.  The directors are fiduciaries for the Fund’s shareholders and are governed by the laws of the state of Oregon in this capacity.

Board Leadership Structure

The Board conducts regular quarterly in-person meetings and may hold telephonic or special in-person meetings as necessary.  At these regular quarterly meetings, the Board receives information from the Adviser concerning the Fund’s performance, portfolio holdings, adherence to the Fund’s investment discipline and restrictions, market outlook and other information.  In addition, at least once a year in connection with its consideration of whether to renew the Fund’s investment advisory contract with the Adviser, the Board reviews the nature, extent and quality of the services provided to the Fund by the Adviser.  The Board annually reviews the Fund’s service contracts with the Administrator, Custodian and Distributor (each as defined herein).  The Independent Directors also hold quarterly regularly scheduled in-person meetings outside of the presence of the interested Directors and the Adviser, and may meet as needed in between their regularly scheduled meetings.  The Fund’s Chief Compliance Officer (“CCO”) reports to the Board at the regular quarterly Board meetings and meets separately with the Independent Directors at their quarterly meetings.

The Fund does not have an established policy as to whether the Chairman of the Board shall be an Independent Director and believes that having the flexibility to determine its Chairman and reorganize the Board’s leadership structure from time to time is in the best interests of the Fund and its shareholders.

Val Jensen, an interested Director, serves as Chairman of the Board.  Bob Harold, an Independent Director, serves as the Lead Independent Director.  The Chairman’s duties include setting the agenda for each Board meeting in consultation with the Adviser and presiding over Board meetings.  The Chairman also meets with the Adviser between meetings and facilitates communications between the Board and the Adviser, and serves as the point person for addressing issues in between regular Board meetings.  The Fund believes Mr. Jensen’s history with the Fund, his familiarity with the Fund’s investment discipline and his extensive investment management experience qualifies him to serve as Chairman of the Board.  The Lead Independent Director coordinates setting the Board meeting agenda as needed to include matters discussed by the Independent Directors and also serves as a conduit of information from Independent Directors to the Adviser in between Board meetings.  He also acts as the primary contact for the Independent Directors with the Fund’s CCO and the Adviser.  The Directors believe this structure facilitates the orderly and efficient flow of information to the Independent Directors from the Adviser.  The Fund believes that Mr. Harold’s extensive experience in financial management for Nike, Inc., a global footwear and apparel company, and his background as a certified public accountant qualifies him to serve as the Lead Independent Director.

The Board reviews its leadership structure periodically as part of its annual self-assessment process.  The Directors have concluded that the Board’s leadership structure of a Chairman who is an interested Director, a Lead Independent Director and Board committees composed almost exclusively of Independent Directors is appropriate given the specific characteristics or circumstances of the Fund.  The Board made this determination based on the fact that

•	Independent Directors constitute two-thirds of the Board;
•	the Chairman of the Board is the founder of the Fund;
•	the chairman of each Board committee is an Independent Director; and
•	the Board oversees only one investment fund.

The Directors believe the overall leadership structure allows them to effectively perform their oversight responsibilities and to act in the best interests of the Fund’s shareholders.

As described in more detail below under the section heading “Board Committees”, the Board has established three standing committees—the Audit, Nominating and Pricing Committees.  All of the committees are chaired by Independent Directors and, in the case of the Audit Committee and Nominating Committee, are composed solely of Independent Directors.  Each committee meets periodically to perform its delegated oversight responsibilities and report its findings and recommendations to the Board.  The Board may establish additional committees or ad hoc or special committees in the future or as needed to assist the Board in carrying out its oversight responsibilities.

Directors and Officers

The directors and officers of the Fund are listed below, together with information about their principal business occupations during at least the last five years:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors
Roger A. Cooke, J.D. The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1948	Independent Director	Indefinite Term; since June 1999.	Senior Vice President, General Counsel and Secretary of Precision Castparts Corp., an investment casting and forging company, (2000 – present); Executive Vice President – Regulatory and Legal Affairs of Fred Meyer, Inc., a retail grocery and general merchandise company, (1992 – 2000).	1	None

Robert E. Harold, C.P.A. (Retired) The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1947	Independent Director	Indefinite Term; since September 2000.	Retired. Senior Director of Financial Planning of Nike, Inc., a footwear and apparel company (2001 – 2002); Global Brand Controller for Nike, Inc. (1996, 1997, 2000 – 2001); Interim Chief Financial Officer for Nike, Inc. (1998 – 1999); Interim Chief Executive Officer for Laika, Inc. (formerly Will Vinton Studios), an animation studio (March 2005 – October 2005).	1
Director of St. Mary’s Academy, a non-profit high school (2000 - present); Director of Laika, Inc. (formerly Will Vinton Studios), an animation studio (2002 – present); Director of The Sisters of the Holy Names Foundation (2004 – present); Director of the Holy Names Heritage Center (2007–present).

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Thomas L. Thomsen, Jr. The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1944	Independent Director	Indefinite Term; since December 2003.	Private rancher and real estate investor (2002 – present); Chief Executive Officer (2000 – 2002) and President (1998 – 2000) of Columbia Management Company (now called Columbia Management Investment Advisors, Inc.), investment adviser to the Columbia Funds family of mutual funds and to institutional and individual investors.	1	None

Kenneth Thrasher The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1949	Independent Director	Indefinite Term; since July 2007.	Chairman (2002 – present) and CEO (2002 – 2009) of Complí, a web-based compliance and risk management software solution company.	1	Northwest Natural Gas Company (a natural gas distribution and service provider).

Louis B. Perry, Ph.D.** The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1918	Director Emeritus	Indefinite Term; Served since inception (at times as Independent Director).	Retired.	1	None

Interested Directors

Val E. Jensen*** The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1929	Director and Chairman	Indefinite Term; Served as Director since inception; Served as President from inception to March 2002; Served as Chairman since March 2002.	Retired. Chairman and Director of Jensen Investment Management, Inc., (1988 – 2004); Chairman (since 2002) and Director (since 1992) of the Fund.	1	None

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gary W. Hibler, Ph.D.*** The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1943	Director	Indefinite Term; Served as Director since inception; Served as Secretary from inception to March 2002; Served as Treasurer from December 2002 to March 2004; Served as President from March 2002 to February 2007.	President and Director of Jensen Investment Management, Inc. (1999 – February 2007); Secretary and Director of Jensen Investment Management, Inc. (1994 –1999).	1	Director of WaterWatch, a non-profit environmental group (2008 – present ).

Officers of the Fund
Robert D. McIver*** Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1965	President	1 Year Term; Served since February 2007
Director of Operations (2004 – February 2007) and President and Director (February 2007–present) of Jensen Investment Management, Inc.; General Manager of Fairmont Villa Management and Vice President of Fairmont Riverside Golf Estates Ltd (2001 – 2004); Chief Investment Officer, Schroder & Co. Trust Bank (1999 –2001); Portfolio Manager, Schroder Investment Management (1989 – 1999).
				N/A	N/A

Robert F. Zagunis*** Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1953	Vice President	1 Year term; Served since July 1993	Vice President and Director (1993 – present) and Secretary (1999-present) of Jensen Investment Management, Inc.	N/A	N/A

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian S. Ferrie*** Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1958	Treasurer and Chief Compliance Officer	1 Year Term; Served since March 2004.
Director of Finance and Chief Compliance Officer (2003 –February 2007) and Vice President, Treasurer, Chief Compliance Officer, and Director (February 2007–present) of Jensen Investment Management, Inc.; Vice President and CFO of Berger Financial Group LLC (2001 – 2003); Vice President and Chief Compliance Officer of Berger Financial Group
LLC (1994 – 2001).
				N/A	N/A

Robert G. Millen*** Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1947	Vice President and Secretary	1 Year Term; Served as Vice President from July 2001 to March 2002 and since June 2005; Served as Secretary since March 2002.
Vice President and Director (2000 – February 2007) and Chairman and Director (February 2007 – present) of Jensen Investment Management, Inc.; Vice President of Principal Financial Group, an insurance company (1997 – 2000).
				N/A	N/A

*	Each director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of the Fund.
**	Dr. Perry is a director emeritus of the Fund and receives no fees. A director emeritus may participate in meetings of the Fund’s Board of Directors but may not vote on any matter.
***
This individual is an “interested person” of the Fund within the meaning of the 1940 Act.  Mr. Jensen is deemed an interested person because Mr. Jensen was a control person, director and Chairman of the Fund’s Adviser and, through March 2008, received annual installment payments from the Adviser of the purchase price for shares of the Adviser that Mr. Jensen sold to the Adviser upon his retirement in March 2004.  Dr. Hibler is an interested person because he was a control person, director and President of the Fund’s Adviser until February 2007 and, through at least 2011, will receive annual installment payments from the Investment Advisor of the purchase price for shares of the Adviser that Mr. Hibler sold to the Adviser upon his retirement in February 2007.

Role in Risk Oversight

The Fund is subject to several risks, including compliance, investment, operational and reputational risk, among others.  The Board is responsible for oversight of the management and affairs of the Fund, including oversight of risk management.  The day-to-day management of the Fund’s investment and operational risks is overseen and performed primarily by the Adviser and the Fund’s other service providers including the Custodian, Administrator and the Distributor, subject to supervision by the Adviser.  To aid in the management of risk, whether compliance, operational, investment, reputational or other, the Fund has adopted compliance policies and procedures to identify particular risks and to minimize the occurrence of events or circumstances that could have a material adverse effect on the Fund’s investment performance or its operations.  In addition, the Fund’s service providers use a variety of processes, procedures and controls to identify and manage particular risks. All of these service providers have an independent interest in managing risk appropriately, however, their policies and procedures to manage risks may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board implements its risk oversight function in a variety of ways, including by the whole Board and through the Board committees.  At the regular Board and committee meetings, the Board receives reports from the Adviser and other service providers on the Fund’s activities and various risks relating to the Fund.  In addition, the Fund’s CCO regularly reports to the Board his review of the Fund’s compliance with the Fund’s policies and procedures and includes material compliance matters since the last report.  Not less than annually, the CCO provides to the Board a report on whether the Fund’s compliance policies and procedures are adequately and effectively designed to avoid violations by the Fund of the federal securities laws.  The Fund’s independent accountant reviews with the Audit Committee (and interested Directors) on not less than an annual basis its audit report of the Fund’s financial statements, including discussions of major risks identified by the independent accountant and whether there are any significant deficiencies or material weaknesses in the Fund’s internal controls.  Board oversight of risk is also performed in between regular Board meetings through communications between the Board and the Adviser.  Independent Directors are encouraged to communicate directly, or through the Lead Independent Director, with the Fund’s management.

The Board recognizes that it cannot identify or quantify all the risks facing the Fund, and some risks cannot be mitigated or eliminated in a cost-effective manner.  Moreover, there are limitations to the effectiveness of the processes, methods and controls the Fund uses to manage risk.  Some risks, such as investment-related risk, are simply part of the Fund’s business and are necessary to achieve the Fund’s investment goals.  Accordingly, there are limitations to the Board’s oversight of risk and the Fund’s ability to manage risk.

Board Conclusion on Individual Director Skills, Attributes, Qualifications, and Experience

The Nominating Committee of the Board is responsible for assessing the experience, qualifications, attributes and skills of potential candidates for nomination to serve as directors of the Fund. The Nominating Committee is composed of all of the Fund’s Independent Directors and takes into account a wide variety of factors and the specific work experience and other qualifications of candidates to serve as directors.  On an annual basis, the Board conducts a self-assessment and considers, among other things, whether the existing Directors have the requisite experience and skills to provide effective oversight.  The Board intends that its Directors must continually meet the following criteria among other criteria considered by the Nominating Committee:

•	They possess skills and abilities relevant to the mutual fund and investment company industry, including an ability to read and understand financial statements;
•
They possess knowledge of matters relating to the mutual fund and investment company industry, and remain active enough to keep them in contact with the markets, the business and technical environments and the communities in which the Fund is active;

•	They are able to function as a part of an effective group, willing to speak their mind but respecting and cooperating with other members of the Board;
•	They recognize in their activities for the Fund the predominance of overall Fund performance above any particular area of special personal interest; and
•
They are of good reputation and character, conduct themselves in accordance with high ethical standards and possess personal and professional integrity, in this and in other ways maintaining the respect of their fellow directors.

The Board has concluded that each of the Directors is qualified and should continue to serve on the Board because he meets the criteria described above, and based on (i) his individual skills, attributes, qualifications or business experience and (ii) the skills, attributes, qualifications or business experience of the Directors as a group.  Information about the specific skills, attributes, qualifications or business experience of each Director is as follows.

Roger A. Cooke.  Mr. Cooke has served as an Independent Director since 1999.  Mr. Cooke is the Senior Vice President, General Counsel and Secretary of Precision Castparts Corp., an international investment casting and forging company traded on the New York Stock Exchange, and has served in such capacity since 2000.  Prior to joining Precision Castparts Corp., Mr. Cooke was for eight years the Executive Vice President – Regulatory and Legal Affairs of Fred Meyer, Inc., a former publicly traded retail grocery and general merchandise company acquired by The Kroger Co. in 1998.  Based on the foregoing, and because of the experience gained serving as a Director since 1999, the Board concluded that Mr. Cooke should continue to serve as a Director of the Fund.

Robert Harold. Mr. Harold has served as an Independent Director since 2000.  Mr. Harold is a retired certified public accountant.  From 2000 until 2009, Mr. Harold was designated as the Board’s “audit committee financial expert” based on his extensive accounting and financial experience.  During his professional career, Mr. Harold held several senior financial and management positions at Nike, Inc., a publicly traded global footwear and apparel company, including Global Brand Controller (1996 – 1997 and 2000 – 2001), Senior Director of Financial Planning (2001 – 2002), and Interim Chief Financial Officer (1998 – 1999).  Based on the foregoing, and because of the experience gained serving as a Director since 2000, the Board concluded that Mr. Harold should continue to serve as a Director of the Fund.

Thomas L. Thomsen, Jr. Mr. Thomsen has served as an Independent Director of the Fund since 2003.  Mr. Thomsen has been a private rancher and real estate investor since 2002.  Prior to that time, Mr. Thomsen spent more than 20 years with Columbia Management Company (now called Columbia Management Investment Advisors, Inc.), the investment adviser to the Columbia Funds family of mutual funds and to institutional and individual investors, serving as a portfolio manager and President (1998 – 2000) and Chief Executive Officer (2000 – 2002).  Based on the foregoing, and because of the experience gained serving as a Director since 2003, the Board concluded that Mr. Thomsen should continue to serve as a Director of the Fund.

Kenneth R. Thrasher. Mr. Thrasher has served as an Independent Director of the Fund since 2007.  Mr. Thrasher has been designated since 2009 as the Board’s “audit committee financial expert” based on his extensive management and financial experience serving in the capacity of Chief Executive Officer or President of both publicly traded and private companies.  Mr. Thrasher serves as the Chairman of the Board of Directors Complí, a web-based compliance and risk management software solution company, and serves on the Board of Directors of Northwest Natural Gas Company, a publicly traded natural gas distribution and service provider.  Based on the foregoing, and because of the experience gained serving as a Director since 2007, the Board concluded that Mr. Thrasher should continue to serve as a Director of the Fund.

Gary Hibler. Mr. Hibler has served as a Director of the Fund since the Fund’s inception in 1993.  Now retired, Mr. Hibler served as a portfolio manager for Jensen Investment Management, Inc., the Fund’s investment adviser (the “Adviser”) since 1993 and, until his retirement from the Adviser in 2007, served as President of the Adviser (from 1999) and a member of the Adviser’s investment committee (from 1993) that manages the Fund.  Based on the foregoing, and because of the experience gained serving as a Director since 1993 and his extensive knowledge of the investment management industry, the Board concluded that Mr. Hibler should continue to serve as a Director of the Fund.

Val Jensen.  Mr. Jensen founded the fund in 1993.  He has served as a Director of the Fund since the Fund’s inception in 1993 and Chairman of the Board since 2002.  Now retired, Mr. Jensen served as a portfolio manager for the Adviser from 1988 until his retirement from the Adviser in 2004.  In addition, Mr. Jensen served as the Fund’s President from 1993 until 2002.  Based on the foregoing, and because of the experience gained serving as a Director since 1993 and his extensive knowledge of the investment management industry, the Board concluded that Mr. Jensen should continue to serve as a Director of the Fund.

Board Committees

Audit Committee

The Fund’s Audit Committee is comprised of all of the Independent Directors, and Mr. Thrasher is the chairman of the Audit Committee.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the independent registered public accounting firm engaged by the Fund concerning the scope of the audit and the independent registered public accounting firm’s independence.  The Audit Committee meets once a year, and if necessary, more frequently.  The Audit Committee met two times during the fiscal year ended May 31, 2010.

Nominating Committee

The Fund’s Nominating Committee is comprised of all of the Independent Directors, and Mr. Thomsen is the chairman of the Nominating Committee.  The Nominating Committee evaluates and nominates Board of Director candidates.    The Nominating Committee will consider properly qualified candidates for the Board of Directors submitted by shareholders.  Shareholders who wish to recommend a candidate for the Board may do so by submitting appropriate background material concerning the candidate’s qualifications to the Chairman of the Nominating Committee, 5300 Meadows Road, Suite 250, Lake Oswego, OR  97035-8234.  The Nominating Committee did not meet during the fiscal year ended May 31, 2010.

Pricing Committee

The Fund’s Pricing Committee is comprised of Mr. Harold, the Fund’s lead Independent Director, Mr. McIver, the President of the Fund, Mr. Ferrie, the Fund’s Treasurer and Chief Compliance Officer, and Mr. Cooke, who is the chairman of the Pricing Committee.  The Board of Directors has established the Pricing Committee and delegated to it certain of the Board’s responsibilities, including fair valuing securities for which market quotations are not readily available.  The Pricing Committee meets as needed to address any valuation issues that require its attention between regular Board meetings and, in certain instances, may establish valuations pursuant to the Fund’s pricing policies and procedures.  Any valuations established by the Pricing Committee are presented to the Board for its review and ratification at its regularly scheduled quarterly meetings.  The Pricing Committee did not meet during the fiscal year ended May 31, 2010.

Compensation

The Fund does not compensate directors who are officers or employees of the Adviser.  The independent directors are each paid an annual retainer of $18,000 from the Fund, plus a fee of $2,500 for each Board meeting attended in person and $1,000 for each Board meeting held by telephone.  They are also reimbursed for travel and other reasonable out-of-pocket expenses in connection with attendance at Board meetings, but such reimbursements are not considered “compensation” and therefore are not included in the amounts shown in the table below.  The Fund does not offer any retirement benefits for the directors.  The Board holds regular quarterly meetings.  During the fiscal year ended May 31, 2010, the directors received the following compensation from the Fund:

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation from Fund Paid to Directors

Interested Directors
Gary W. Hibler, Ph.D.	None	None	None	None
Val E. Jensen	None	None	None	None

Independent Directors
Roger A. Cooke	$ 34,500	None	None	$ 34,500
Robert E. Harold(1)	$ 44,500	None	None	$ 44,500
Louis B. Perry(2)	None	None	None	None
Thomas L. Thomsen, Jr.	$ 34,500	None	None	$ 34,500
Kenneth Thrasher	$ 34,500	None	None	$ 34,500

(1) Mr. Harold has been designated as the lead Independent Director of the Board, for which he receives an annual fee of $10,000.
(2) Dr. Louis B. Perry serves as a director emeritus of the Fund and receives no fees for his service.

For the fiscal year ended May 31, 2010, members of the Audit Committee and Nominating Committee were paid a fee of $1,000 for each meeting attended in person, and Independent Directors were paid a fee of $1,000 for each meeting of the Independent Directors attended in person.

Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each director in the Fund as of December 31, 2009:

Interested Directors:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Gary W. Hibler	Over $100,000
Val Jensen	Over $100,000

Independent Directors/Director Emeritus:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Roger A. Cooke	Over $100,000
Robert E. Harold	Over $100,000
Louis B. Perry (Director Emeritus)	Over $100,000
Thomas L. Thomsen, Jr.	Over $100,000
Kenneth Thrasher	Over $100,000

As of December 31, 2009, none of the Independent Directors, the Director Emeritus or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.  During the two most recently completed calendar years, none of the Independent Directors, Director Emeritus nor members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $120,000.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

As of August 31, 2010, officers and directors, as a group, owned of record or beneficially 1.05% of the Class I shares of the Fund and less than 1% of the outstanding shares of the Class J and Class R shares of the Fund.  As of August 31, 2010, there were no control persons of the Fund.  The term “control” means:

•	The beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

•	The acknowledgment or assertion by either the controlled or controlling party of the existence of control; or

•	A final adjudication under section 2(a)(9) of the 1940 Act that control exists.

Principal Shareholders

As of August 31, 2010, the following shareholders owned of record or beneficially more than 5 percent of the Fund’s outstanding shares:

Class J Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery St. San Francisco, CA 94104	The Charles S chwab Corporation	DE	45.66%	Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	21.45%	Record

Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	8.28%	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303-2052	N/A	N/A	7.59%	Record

Class I Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 101 Montgomery St. San Francisco, CA 94104	The Charles Schwab Corporation	DE	31.27%	Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	23.39%	Record

SEI Private Trust Company FBO SunTrust Bank One Freedom Valley Drive Oak, PA 19456-9989	N/A	N/A	14.87%	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303-2052	N/A	N/A	8.01%	Record

Class R Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
State Street Bank Trust Custodial Account 1 Lincoln Street Boston, MA 02111	State Street Corporation	MA	45.45%	Record

GWFS Equities Incorporated 8515 E. Orchard Rd., Suite 2T2 Greenwood, VLG, CO 80111	GWFS Equities, Inc.	DE	40.24%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser

Jensen Investment Management, Inc., the investment adviser to the Fund since its inception in 1992, is currently operating under an Investment Advisory and Service Contract dated February 28, 2007 (“Advisory Agreement”), which was renewed by the Board of Directors on July 21, 2010 for a one-year term expiring on August 1, 2011. Under the Advisory Agreement, the Adviser is responsible for the overall management of the Fund.  The Adviser reviews the portfolio of securities and investments in the Fund, and advises and assists the Fund in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Fund.  The Adviser is also responsible for placing orders for the purchase and sale of the Fund’s investments directly with the issuers or with brokers or dealers selected by the Adviser.  See the section entitled “Brokerage Allocation and Other Portfolio Transactions” in this SAI.  Additional information about the services provided by the Adviser to the Fund is described under the section entitled “Management of the Fund” in the Fund’s Prospectus.

Management of the Adviser

Robert D. McIver, Robert F. Zagunis, Robert G. Millen and Brian S. Ferrie are officers and directors of the Adviser.  See “Management of the Fund” in this SAI for information about them.

Each of Mr. Zagunis and Mr. Millen, two of the Adviser’s principals and members of its investment committee, beneficially own more than 25% but less than 50% of the outstanding stock of the Adviser.  Accordingly, each of Mr. Zagunis and Mr. Millen is presumed to be a control person of the Adviser.

As compensation for its services under the Advisory Agreement, the Adviser receives a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund.  The advisory fees paid to the Adviser for the services provided to the Fund for the past three fiscal years were as follows:

Fiscal Year Ended	Advisory Fee	Recapture / (Waiver)	Advisory Fee After Recapture/Waiver
May 31, 2010	$10,612,314	$ 0	$ 10,612,314
May 31, 2009	$8,999,498	$ 0	$ 8,999,498
May 31, 2008	$10,991,438	$ 0	$ 10,991,438

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Adviser is not liable for any act or omission or loss in the course of, or in connection with, the rendering of services under the Advisory Agreement.  The Advisory Agreement does not restrict the ability of the Adviser to act as investment adviser for any other person, firm or corporation, and the Adviser advises other individual and institutional investors.  In addition, the Adviser serves as the investment adviser to the Jensen Value Fund.

The Advisory Agreement shall continue in effect from year-to-year after August 1, 2011, so long as such continuance is approved annually by either (1) the Board of Directors of the Fund; or (2) a vote of the majority of the outstanding voting shares of the Fund.

The Advisory Agreement is terminable without penalty on not less than 60 days’ written notice by the Board of Directors of the Fund, by vote of the majority of the outstanding voting shares of the Fund, or upon not less than 60 days’ written notice by the Adviser.  The Advisory Agreement terminates automatically upon assignment as defined in the 1940 Act.  In addition, the Advisory Agreement provides that, in the event of a material change in the management or ownership of the Adviser, whether caused by death, disability or other reason, the Fund’s Board of Directors is required to meet as soon as practicable after such event to consider whether another investment adviser should be selected for the Fund.  In such event, the Advisory Agreement may be terminated without any prior notice.

The Advisory Agreement reserves to the Adviser the right to grant the use of a name similar to the Fund’s name to another investment company or business enterprise without approval of the Fund’s shareholders and reserves the right of the Adviser to withdraw the use of the Fund’s name from the Fund.  However, if the Adviser chooses to withdraw from the Fund the use of the Fund’s name, at the time of such withdrawal, the Adviser would have to submit to the Fund’s shareholders the question of whether they wish to continue the Advisory Agreement.

As used in this SAI and in the Fund’s Prospectuses, when referring to approval of the Advisory Agreement to be obtained from shareholders of the Fund, the term “majority” means the vote, at any meeting of the shareholders, of the lesser of:

(1)	67% or more of the Fund’s shares present at such meeting, if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or

(2)	More than 50% of the Fund’s outstanding shares.

Board Consideration and Approval of the Advisory Agreement

A discussion regarding the Board of Directors’ approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s Annual Report to shareholders dated May 31, 2010.

Portfolio Manager

The Fund is managed by an investment team consisting of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.  In addition to the Fund, the portfolio managers manage accounts for high-net-worth individuals and institutional investors, including pension plans, foundations and endowments (“other accounts”), as set forth below as of May 31, 2010.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Jensen Investment Team
Other Registered Investment Companies	1	$5	0	$0
Other Pooled Investment Vehicles	3	$348	0	$0
Other Accounts	133	$517	0	$0
Robert F. Zagunis
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	91	$157	0	$0
Robert G. Millen
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$7	0	$0
Robert D. McIver
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	86	$36	0	$0
Eric H. Schoenstein
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kurt M. Havnaer
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio managers manage other accounts that share the Fund’s primary investment objective of long-term capital appreciation and generally have the same principal investment strategies.  Because the Adviser employs a similar investment approach in managing the Fund and the other accounts, conflicts of interest may arise.   As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that the trades are allocated fairly and equitably to the other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client.

In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account.  Because the substantial majority of the equity securities purchased by the Adviser for its clients have abundant liquidity and high average daily trading volume, market impact is often not a significant concern.  However, when the same investment decision is made for more than one client account, which may include the Fund, all client orders given to each broker are generally combined for execution as a “block” trade (with the exception of any de minimis orders).  Execution prices for block trades are averaged and each participating account receives that average price.  Partially filled orders are allocated pro rata each day in proportion to each account’s order size.

Conflicts of interest may also arise when portfolio managers trade securities for their own accounts that the Adviser recommends to the Fund and other accounts.  These trades are subject to the Adviser’s Code of Ethics and Standards of Conduct (the “Code”), which is designed to detect and limit conflicts of interest and ensure compliance with applicable laws in the conduct of the Adviser’s business.  The Code requires all portfolio managers to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients.  The Code includes restrictions and prohibitions on personal trading and various reporting obligations regarding the portfolio manager’s personal securities transactions and holdings.

The Adviser has not identified any other material conflicts between the Fund and other accounts managed by the portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  Portfolio managers may give advice, exercise investment responsibility or take other actions that differ among clients.  While portfolio managers treat all clients on a fair and equitable basis relative to each other, each account has differing tax considerations, account sizes, policies and investment restrictions.  Clients may not participate in all investments or they may participate in different degrees or at different times as other clients.  As a result, unequal time and attention may be devoted to the Fund and other accounts.  In addition, the various management fees charged to the other accounts is generally higher than the management fee charged to the Fund.  This could create an apparent conflict of interest where a portfolio manager may appear to have favored an account with a higher management fee solely because the account has outperformed the Fund.  However, this apparent conflict is mitigated by the fact that the Fund represents the primary source of the Adviser’s total management fee revenue and the portfolio managers do not directly receive any separate compensation based on management fees generated or performance-based fees.

As of May 31, 2010, the investment team’s compensation is paid by the Fund’s Adviser.  The investment team’s compensation consists primarily of a fixed salary and a bonus.  Each member’s salary is reviewed annually and is based upon consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition and the individual member’s job performance.  Discretionary bonuses are paid to all employees of the Adviser.  After considering its profitability each year, the Adviser determines a percentage for its use in calculating bonuses which is uniformly applied to each employee’s annual salary.  In addition, the investment team, along with all eligible employees of the Adviser, participates in the Adviser’s discretionary annual Profit Sharing Plan.  At each year end, contributions to the plan are calculated as a percentage of each eligible employee’s annual salary plus bonus.  This percentage is decided upon after considering the Adviser’s profitability each year and is also applied uniformly to each such employee.  None of the investment team’s compensation is related to the performance of the Fund or the amount of the Fund’s assets.

Each member of the investment team except for Kurt M. Havnaer is a shareholder of the Adviser.  As a result, each investment team member, except for Mr. Havnaer, also receives his proportional share of any net profit earned by the Adviser.

As of May 31, 2010, the portfolio managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund

Kurt M. Havnaer	$10,001-$50,000
Robert D. McIver	$100,001-$500,000
Robert G. Millen	Over $1,000,000
Eric H. Schoenstein	$100,001-$500,000
Robert F. Zagunis	$100,001-$500,000

(1)	The dollar range shown includes vested ownership in Fund shares of the investment team member’s account in the Adviser’s Profit Sharing Plan.

Administrator

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Fund’s administrator, performs administrative functions for the Fund in addition to services it provides as the Fund’s transfer agent and dividend disbursing agent.  The administrative duties it performs include:

•	Compiling data for the Fund;

•	Assisting in updating the Fund’s Prospectus, SAI, proxy statements, if any, and notices to the Securities and Exchange Commission (“SEC”) required pursuant to Rule 24f-2 under the 1940 Act;

•	Preparing Semi-Annual Reports on Form N-SAR and other required Fund regulatory filings;

•	Preparing and filing all federal and state tax returns and required tax filings, other than those required to be made by the Fund’s custodian and transfer agent;

•	Preparing compliance filings pursuant to state securities laws;

•
Preparing financial statements for the Fund’s Annual and Semi-Annual Reports to Shareholders with the advice of the Fund’s independent registered public accounting firm, as needed, and assisting in editing these reports if requested by the Adviser;

•	Monitoring the Fund’s expense accruals;

•	Monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code;

•	Maintaining the Fund’s fidelity bond as required by the 1940 Act;

•	Periodically monitoring the Fund’s compliance with the 1940 Act and the investment limitations of the Fund as set forth in the Fund’s Prospectus; and

•	Generally assisting in the Fund’s administrative operations.

For the fiscal years ended May 31, 2010, 2009, and 2008, the following administrative fees were paid by the Funds:

Administration Fees Paid During Fiscal Years Ended May 31,
2010	2009	2008
$797,570	$733,507	$849,344

The administrator is relieved of liability to the Fund for any act or omission in the course of its performance under the administration agreement, so long as the administrator acts in good faith and is not negligent or guilty of any willful misconduct.  The administration agreement continues in effect from year-to-year.  The agreement, however, may be terminated by the Fund or by the administrator without penalty after at least 90 days’ written notice.

Custodian, Transfer Agent and Dividend Disbursing Agent, and Fund Accountant

U.S. Bank, N.A. (the “Custodian”) 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the Fund’s cash and securities.  For its custodial services to the Fund, the Custodian receives monthly fees based upon the Fund’s month-end, aggregate net asset value, plus certain charges for securities transactions.  U.S. Bank, N.A., USBFS and the Distributor are affiliated entities.

USBFS (“Transfer Agent”) serves as the Fund’s transfer agent and dividend disbursing agent.  The Transfer Agent processes requests for the purchase or redemption of the Fund’s shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Fund.  The Transfer Agent does not play any role in establishing the investment policies of the Fund or in determining which securities are to be purchased or sold by the Fund.  All fees and expenses of the Transfer Agent are paid by the Fund.  For its services as transfer agent and dividend disbursing agent, the Transfer Agent receives fees from the Fund based upon the number of shareholder accounts maintained and the number of transactions effected.  The Transfer Agent is also reimbursed by the Fund for out-of-pocket expenses.

USBFS (“Fund Accountant”) also serves as the Fund’s fund accountant.  The Fund Accountant maintains the financial accounts and records of the Fund and provides other accounting services to the Fund, including calculation of the net asset value (“NAV”) per share for each share class of the Fund.  For its services as fund accountant, the Fund Accountant receives monthly fees based upon the Fund’s month-end, aggregate NAV, plus certain charges for pricing the Fund’s portfolio holdings pursuant to its calculation of the per share NAV for each share class of the Fund.

DISTRIBUTION AND SERVICING OF FUND SHARES

Distributor

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, is the Fund’s principal underwriter, and the distributor of the Funds’ shares pursuant to a Distribution Agreement. The offering of the Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  U.S. Bank, N.A., USBFS and the Distributor are affiliated entities.

Distribution and Shareholder Servicing Plans

As noted in the Fund’s Prospectus, the Fund has adopted an Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “12b-1 Plan” or the “Plan”) for Class J shares and Class R shares.  The 12b-1 Plan was unanimously renewed by the Fund’s Board of Directors on July 21, 2010.  Under the Plan, Class J shares and Class R shares pay the Distributor or other qualified recipients an amount from Fund assets at the following annual rates:

Class	Maximum Fee under 12b-1 Plan (as a % of average daily net assets)
Class J	0.25%
Class R	0.50%

If the Distributor or other qualified recipient is due more monies for its services rendered than are payable annually under the Plan, the unpaid amount is carried forward from period to period (not to exceed three years) while the Plan is in effect until such time as it is paid.

The 12b-1 Plan is a “compensation” plan that  provides for payment by each class to  the Distributor and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals, collectively, “financial intermediaries”) for the services they provide that are principally related to the sale and promotion of the Fund’s Class J and Class R shares or to provide certain shareholder services, including services provided by broker-dealers that maintain individual shareholder account records for, and provide shareholder servicing to, their customers who invest in the Fund through a single “omnibus” account.

Activities covered by the 12b-1 Plan include:
•	Advertising and marketing of shares of the Fund’s Class J and Class R shares;
•	Preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators;
•	Implementing and operating the 12b-1 Plan; and
•	Providing shareholder services and maintenance of shareholder accounts by qualified recipients.

The Plan must be renewed annually by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose.  It is also required that the Independent Directors select and nominate other Independent Directors.

The Plan and any related agreements may not be amended to increase the amount spent for distribution expenses without the approval of those shareholders holding a majority of the Fund’s outstanding shares.  All material amendments to the Plan or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the Plan.  The Distributor is also required to provide the Board of Directors with other information as requested so as to enable the Directors to make an informed decision on whether to continue the Plan from year to year.

With the exception of the Adviser and the Distributor, no “interested person” of the Fund, as defined in the 1940 Act, and no Independent Director of the Fund has or had a direct or indirect financial interest in the Plan or any related agreement.

For the fiscal year ended May 31, 2010, Class J shares of the Fund paid the following amounts under the 12b-1 Plan:

Expenses	12b-1 Expenses Paid
Advertising	$0
Printing/Postage	$9,154
Payments to Distributor	$162,663
Payments to broker-dealers	$3,653,000
Payments to sales personnel	$0
Other (Payments to Adviser)	$232,737
TOTAL	$4,057,554

For the fiscal year ended May 31, 2010, Class R shares of the Fund paid the following amounts under the 12b-1 Plan:

Expenses	12b-1 Expenses Paid
Advertising	$0
Printing/Postage	$83
Payments to Distributor	$0
Payments to broker-dealers	$49,208
Payments to sales personnel	$0
Other (Payments to Adviser)	$8,014
TOTAL	$57,305

For the fiscal years ended May 31, 2009 and 2008, the Class J shares of the Fund paid the Distributor $143,203 and $150,881, respectively, for distribution services provided to the Fund.

As of May 31, 2010, the Class J and Class R shares of the Fund had $1,478,931 and $42,017, respectively, of unpaid expenses under the Plan that were payable to the Advisor for services it rendered to the Fund under the Plan in prior years.  Such unpaid expenses represented 0.06% of the Fund’s assets as of May 31, 2010.

Payments made by the Fund to financial intermediaries (including those that sponsor mutual fund supermarket programs) are based primarily on the dollar amount of assets invested in the Class J and Class R shares of the Fund through the financial intermediaries.  Financial intermediaries may pay a portion of the payments received from the Fund to their investment professionals and to other financial intermediaries for which they provide clearing services.  In addition, Class J and Class R shares of the Fund may, from time to time, make payments under the 12b-1 Plan to defray expenses incurred by financial intermediaries for the marketing support they provide for the Fund, such as conducting training and educational meetings regarding various aspects of the Fund for their investment professionals, hosting client seminars where the Fund is discussed, and providing exhibition space to Adviser sales and marketing personnel at industry trade shows and conferences sponsored by the financial intermediaries.  Payments made by the Fund to the Adviser are to reimburse the Adviser for the costs it incurs in providing distribution and shareholder servicing and related activities to the Fund, including compensation and travel expense for sales and marketing personnel of the Adviser, including the Adviser’s Vice President of Sales and Marketing, preparation of marketing materials and payments made to media relations and marketing consulting firms.

To the extent payments made under the Plan to financial intermediaries exceed the 12b-1 fees available from the Class J and Class R shares and the sub-transfer agency fees paid by the Class J shares, the excess is paid by the Adviser from its own resources.  These payments are substantial to the Adviser and include a portion of its profits from the advisory fee it receives from the Fund.  For the fiscal year ended May 31, 2010, the Adviser’s payments to financial intermediaries in excess of the 12b-1 fees paid by the Fund were made primarily to the following broker-dealers that sponsor mutual fund supermarket programs (see discussion below) and other financial intermediaries that provide retirement plan services, and whose customers have invested in the Fund:  Charles Schwab & Co., Inc., Fidelity Brokerage Services, Inc., Pershing LLC, TD Ameritrade, Great West Financial Services, E*Trade Financial, Mercer HR Services, Prudential Investment Management Services, MSCS Financial Services, Wells Fargo Bank, Union Bank, Vanguard Brokerage Services, TD Ameritrade Trust, Financial Data Services, ADP Broker Dealer and D.A. Davidson.

Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

Fund Supermarkets

The Fund's Class J shares participate in various “fund supermarket” programs in which a mutual fund supermarket sponsor (generally a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. The Fund pays the fund supermarket sponsor a negotiated fee for distributing the Fund’s Class J shares and for maintaining shareholder account records and providing shareholder services to the sponsor’s customers holding shares of the Fund.  If the fund supermarket sponsor’s fees exceed the 12b-1 fees available from the Fund’s Class J shares and the sub-transfer agency fees paid by these shares, the Adviser pays the excess from its own resources.

Sub-Transfer Agency Fees

The Fund’s Class J shares make payments to certain financial intermediaries who have chosen to maintain an “omnibus account” with the Fund, which is a single account in the Fund that contains the combined investment in Class J shares for all of a financial intermediary’s customers.  In turn, these financial intermediaries provide shareholder recordkeeping and servicing to their individual customers who are beneficial owners of the Fund through these omnibus accounts.  These payments, commonly known as sub-transfer agency fees, made by the Fund to such financial intermediaries for the shareholder recordkeeping and servicing they provide to their individual customers who are indirect Fund shareholders approximate the fees that would be paid by the Fund to its transfer agent for maintaining and servicing these accounts if the financial intermediaries’ customers were instead direct shareholders of the Fund.  The sub-transfer agency fees paid to these financial intermediaries is reviewed and approved annually by the Board of Directors and is determined based on the fees and expenses paid by the Fund to its transfer agent during the previous year for the services the transfer agent provided to the Fund’s direct shareholders.

Shareholder Servicing Plan

On October 13, 2004, the Fund adopted an Amended Shareholder Servicing Plan for the Class I shares to pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of Class I shares’ average daily net assets.  Class I shares are responsible for paying a portion of shareholder servicing fees to various shareholder servicing agents  who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of the Class I shareholders.  Class I shares paid $126,394 in shareholder servicing fees during the fiscal year ended May 31, 2010.

Code of Ethics

The Fund and the Adviser have adopted a written code of ethics under Rule 17j-1 of the 1940 Act.  The Fund and the Adviser have adopted a joint Code of Ethics and Standards of Conduct (the “Code”).  Subject to the provisions of the Code, directors, officers and employees of the Adviser (“Covered Persons”) are permitted to purchase and sell for their own accounts the same securities the Adviser recommends to the Fund.  The Code is designed to detect and limit conflicts of interest and ensure compliance with applicable laws in the conduct of the Adviser’s business.  The Code requires all Covered Persons to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients.  For Covered Persons deemed to have access to nonpublic trading and holdings information for the Adviser’s clients, the Code sets forth procedures, limitations and prohibitions that govern their personal securities transactions in accounts held in their name as well as accounts in which they have indirect ownership.

Covered Persons are required to pre-clear all transactions in securities not otherwise exempt under the Code.  Requests to trade will not be approved when the proposed personal transaction would be contrary to the provisions of the Code, including instances where the Adviser has purchased or sold the security (or has a pending trade order for the security) for a client account that day or within the previous 7 days (the “Blackout Period”).  The pre-clearance requirement and Blackout Period do not apply to de minimis personal securities transactions effected by Covered Persons in securities of relatively large capitalization companies, as defined in the Code.  The Code includes other restrictions and prohibitions on personal trading, such as a ban on short-term trading (i.e., securities cannot be purchased and sold within 60 days at a profit and for Fund shares, this prohibition is extended to 90 days) and short sales of any security held in a client account, and restrictions on the purchase of securities in an IPO or private placement.  The prohibitions of the Code do not apply to certain exempt securities, such as mutual funds (excluding the Fund) and certain short-term debt securities.

In addition to the limitations and prohibitions described above, the Code subjects Covered Persons to various reporting obligations regarding their personal securities transactions and holdings. The Code is administered by the Adviser, which reviews all reportable transactions for compliance.  Violations of the Code are reviewed by Adviser management and may subject such Covered Persons to sanctions as deemed appropriate under the circumstances.

The Code also contains policies on insider trading that include procedures designed to prevent trading or communications by Covered Persons that might constitute the misuse of material, nonpublic information.

The code of ethics for the Fund and the Adviser is available by accessing the SEC’s website at www.sec.gov.

Proxy Voting Guidelines

The Adviser provides a voice on behalf of shareholders of the Fund.  The Adviser views the proxy voting process as an integral part of the relationship with the Fund.  The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Directors.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Adviser

It is the Adviser’s policy to vote all proxies received by the Fund on a timely basis.  Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy.  The Adviser generally supports policies, plans and structures that give quality management teams enough flexibility to run the business in order to maximize value for owners.  Conversely, the Adviser generally opposes proposals that it believes may restrict the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Fund’s shareholders.  Therefore, when conflicts of interest arise between the Adviser and the Fund, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;

2.	Disclose the conflict to the Independent Directors of the Fund and obtain their direction on how to vote the proxy; or

3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In addition, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy.  The Board has delegated this authority to the Independent Directors, and the proxy voting direction in such a case shall be determined by a majority of the Independent Directors.

More Information

The Fund’s voting records relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling the Fund at 1-800-992-4144.  These materials will be sent within three business days of receipt of a request.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS

General Considerations

The Adviser is responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage transactions.  When placing purchase and sale orders, the Adviser’s primary objective is to obtain the best net results for the Fund, taking into account all factors it deems relevant, including:

•	Price (including the applicable brokerage commission or dealer spread) and the size of the transaction;
•	The nature of the market for the security;
•	The difficulty of execution;
•	The timing of the transaction taking into account market prices and trends;
•	The reputation, experience and financial stability of the broker involved; and
•	The quality of service rendered by the broker in other transactions.

The Adviser has no pre-existing obligations to deal with any broker or group of brokers regarding the execution of the Fund’s portfolio transactions.  However, the Adviser uses two brokers, Pershing LLC and BNY ConvergEx Group, LLC, to execute most, if not all, of the Fund’s equity securities transactions.  These brokers have agreed to execute all Fund equity securities trades at a discounted commission rate the Adviser believes is favorable to the Fund and its shareholders.  To evaluate the execution quality of these trades, the Adviser analyzes a sample of the Fund’s trades each quarter and reports its findings to the Fund’s Board of Directors.  The Fund paid the following amounts in total brokerage commissions during the past three fiscal years:

Brokerage Commissions Paid During Fiscal Years Ended May 31,
2010	2009	2008
$232,954	$366,453	$115,411

The Fund’s investment philosophy generally results in a low portfolio turnover rate due to the relatively few portfolio transactions during any period, other than those required by the purchase or sale of Fund shares.  As a result, for the fiscal year ended May 31, 2010, brokerage commissions represented only 0.01% of the Fund’s average net assets.

The Fund paid higher brokerage commissions in the fiscal year ended May 31, 2009 compared to the fiscal year ended May 31, 2008 due to a higher portfolio turnover rate and a repositioning of the Fund’s portfolio.

For the fiscal years ended May 31, 2010, 2009, and 2008, the Fund paid its custodian, U.S. Bank, N.A., an affiliate of the Distributor, brokerage commissions of $0, $31,123, and $32,271, respectively, on transactions involving the payment of commissions for executing trades on an agency basis to invest the Fund’s uninvested cash balances in short-term cash investments.  For the fiscal years ended May 31, 2010, 2009, and 2008, the commissions paid to the Custodian represented 0%, 8.49%, and 7.32%, respectively, of the aggregate brokerage commissions paid by the Fund, and such commissions were paid on transactions that represented 0%, 81.61%, and 92.68%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions by the Fund.   The high percentage of the dollar amount of transactions involving the payment of commissions is due to the frequent investment of the Fund’s cash on a short-term basis compared to the less frequent purchases and sales of portfolio securities by the Fund.  To the knowledge of the Fund’s management, no director or officer of the Fund has a direct or indirect material interest in any broker that executes the Fund’s portfolio transactions.

The Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents during its most recent fiscal year.

The Adviser does not enter into “soft-dollar” arrangements for research.  Although the Adviser may place brokerage business with firms that provide research, market data, statistical data and other information/services to the Adviser, the Fund will not pay those brokers a commission for effecting securities transactions that exceed the normal commission the broker would have received if the research services had not been provided.  Similarly, the Fund will not “pay-up” for research services in principal transactions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser.  However, because of the similar investment approach employed by the Adviser, securities of the same issuer may be purchased, held or sold by the Fund and other accounts.  As a result, the Adviser has adopted trade allocation procedures that, among other things, insure that trades are allocated fairly and equitably to the other accounts and the Fund consistent with Adviser’s fiduciary duty to each client.  In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account.

When the same investment decision is made for more than one client account, which may include the Fund, orders for a security are not required to be combined for execution as a “block” trade unless the Adviser believes that one or more such orders has the potential to impact the market.  Because the substantial majority of the equity securities purchased by the Adviser for its clients have abundant liquidity and high average daily trading volume, market impact is often not a significant concern.  However, the potential for market impact may exist when (i) the investment team decides to liquidate or significantly reduce the Fund and other clients’ holdings in a security; (ii) the investment team makes the decision to purchase a new security in the Fund and other clients’ accounts; or (iii) sizeable orders for the same security for the Fund and other clients are submitted by one or more portfolio managers and reach the trading desk at approximately the same time.

In these circumstances, and often even when market impact is not a significant concern, the Adviser will generally combine all client orders given to each broker for execution as a “block” trade (with the exception of any de minimis orders which may be executed or filled separately prior to placing or completing the block trade orders).  When multiple block trades are placed with multiple brokers, the sequence in which brokers are contacted and given the block trade orders is randomly determined using computer software.  Execution prices for each block trade are averaged and each account participating in the block trade receives that average price.  Partially filled orders for each block trade are allocated pro rata each day in proportion to each participating account’s order size.

Although the Adviser believes that ultimately the ability to participate in block trades will be beneficial to the Fund, in some cases this procedure may adversely affect the price paid or received or the size of the position purchased or sold by the Fund.

Capital Stock

The Fund was incorporated under Oregon law on April 17, 1992.  The Fund has an authorized capital of 5,000,000,000 shares of Common Stock.  The Fund offers Class J, Class I and Class R shares pursuant to a Rule 18f-3 Plan adopted by the Board of Directors in accordance with the 1940 Act.  Shares of each class represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except: (1) each class has a different designation; (2) each class of shares bears expenses attributable to that class as set forth in the Rule 18f-3 Plan and the relevant Prospectus; (3) each class has exclusive voting rights on matters submitted to shareholders and relate solely to the class or its distribution and service plan adopted under Rule 12b-1, if applicable; and (4) each class has separate voting rights on matters submitted to shareholders in which the interests of one class differ from the interests of another class.  The differences among the classes are subject to change by action of the Fund’s Board of Directors to the extent permitted by the 1940 Act and the Fund’s articles of incorporation and bylaws.  All issued and outstanding shares of the Fund are fully paid and non-assessable.  No share class has preemptive rights.  Fractional shares have the same rights proportionately as full shares.  The Fund’s shares do not have cumulative voting rights, which means that shareholders owning more than 50 percent of Fund shares voting for the election of directors, may elect all the directors.

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Information concerning the purchase and redemption of the Fund’s shares is set forth in the sections “How to Buy Fund Shares” and “How to Redeem Fund Shares” in the Fund’s Prospectus.

Purchases and Redemptions

Shares are directly sold by the Fund on a continuous basis.  Shares may also be purchased or sold through certain broker-dealers, financial institutions or other service providers, as described in the Fund’s Prospectus.  The Fund does not charge any sales load or commission in connection with the purchase of shares.

Although the Fund and Adviser have established a minimum investment amount of $2,500 for Class J shares and Class R shares and $1 million for Class I shares, the Fund, in its sole discretion, may approve smaller amounts for certain investors.

The Fund reserves the right to suspend or postpone redemptions during any period when:

(1)	Trading on the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closing, or restricted as determined by the SEC;

(2)	The SEC has by order permitted the Fund to suspend redemptions; or

(3)	An emergency exists, as determined by the SEC, which makes the disposal of the Fund’s portfolio securities or a determination of the net asset value of the Fund’s shares not reasonably practicable.

The Fund may institute a policy that requires the automatic redemption of Fund shares if a shareholder’s account balance drops below a certain amount as a result of redemptions by the shareholder.  If an automatic redemption policy is adopted, the Fund may not cause a redemption to occur if the decrease in a shareholder’s account balance was caused by any reason other than a shareholder’s redemption of Fund shares.  As of the date of this SAI, the Fund has not adopted a policy imposing the automatic redemption of a shareholder’s account if it falls below a certain amount.  Authorization for adopting and implementing such a policy rests with the Fund’s Board of Directors.  The Board will enact an automatic redemption policy if it determines that it is in the best interests of the Fund and its shareholders.

None of the Fund, the Adviser or the transfer agent will be liable for any loss or expense of effecting redemptions upon instructions believed by them to be genuine and in accordance with the procedures described in the Fund’s Prospectuses.

Conversion Privileges

Shareholders of Class J shares have the privilege of converting their shares to Class I and Class R shares, provided that immediately after the conversion, the Class J shareholder meets the then applicable eligibility requirements for Class I or Class R shares.

Pricing of Fund Shares

As indicated in the Fund’s Prospectuses, the Fund’s net asset value (“NAV”) per share for each class of the Fund’s shares is determined as of the close of business on the NYSE (currently, 4 p.m. Eastern time) on each day the NYSE is open for trading.  The NAV will not be determined on the following holidays:  New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share for each class of Fund shares is computed by dividing the value of the Fund’s securities and any cash or other assets (including interest and dividends accrued but not yet received) allocated to the class, minus all liabilities (including accrued expenses) allocated to that class, by the total number of shares outstanding for the class at such time.  Expenses, including the fees payable to the Adviser, are accrued daily as is practicable.  Dividend income is recorded on the ex-dividend date and interest on bonds or other interest-bearing securities is accrued daily.

Securities that are listed on United States stock exchanges or the NASDAQ® Stock Market are valued at the last sale price or official closing price on the day the securities are valued or, if there has been no sale on that day, at the last available bid price.  Quotations are taken from the market in which the security is primarily traded.  Over-the-counter securities are valued at their current bid price.  Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser by or under the direction of the Fund’s Board of Directors.  Notwithstanding the above procedures, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices reflect market values.

An example of how the shares of the Fund calculated their total offering price per share as of May 31, 2010 is as follows:

Class J Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$1,776,090,513	=	$23.86
74,448,051

Class I Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$831,504,716	=	$23.88
34,822,848

Class R Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$12,533,220	=	$23.78
527,136

TAXATION OF THE FUND

The Fund expects to qualify continuously as a regulated investment company (“RIC”) under Part I of Subchapter M of the Code.  To qualify as a RIC, the Fund must satisfy a gross income test and certain diversification tests.  Generally, shareholders of the Fund will be subject to federal income tax with respect to distributions from the Fund.  As a RIC, the Fund will generally not be subject to federal income tax to the extent the Fund distributes its net investment income and net capital gain to shareholders.

Tax Status of the Fund

To qualify as a RIC for any taxable year, the Fund must, among other things:  (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gain from sale or other disposition of stock or securities, and certain other types of income; and (b) diversify its holdings so that, at the end of each fiscal quarter: (i) the Fund holds cash, government securities, securities of other RICs and other securities that represent at least 50% of the value of all Fund assets; (ii) the other securities of any one issuer used to satisfy this 50% asset test constitute no more than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of the issuer; and (iii) no more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund “controls” within the meaning of Section 851 of the Code and that meet certain other criteria.  In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

Generally, to be eligible for flow-through tax treatment, the Fund must distribute at least 90% of its “investment company taxable income” which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital loss, computed without any deduction for dividends paid.

A RIC, such as the Fund, that meets the requirements described above is taxed on its investment company taxable income to the extent such income is not distributed to the shareholders of the Fund.  In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate rates.

If the Fund retains any net long-term capital gain in excess of net short-term capital loss and pays federal income tax on such excess, it may elect to treat such capital gain as having been distributed to shareholders.  If the Fund elects this treatment, shareholders:

•	Will be taxed on such amounts as long-term capital gain;
•	May claim their proportionate share of the federal income tax paid by the Fund on such gain as a credit against their own federal income tax liabilities; and
•	Generally, will be entitled to increase the adjusted tax basis of their shares in the Fund by the difference between their pro rata shares of such gains and their tax credits.

The Fund may be liable for a special excise tax if it fails to make sufficient distributions during the calendar year.  The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year.  If the actual distributions are less than the required distributions, a tax of 4% applies to the difference.

If the Fund were unable to continue to qualify as a RIC for any reason, it would become liable for federal income tax on its net income (and, possibly, other taxes) for the taxable year or years in which it fails to qualify.  Moreover, except to the extent that certain dividend distributions to individuals are taxable at long-term capital gain rates, distributions to shareholders for such period(s) would be treated as dividends taxable at ordinary income rates to the extent of the Fund’s current and accumulated earnings and profits, even though all or part of such distributions might have qualified for treatment as long-term capital gain to shareholders had the Fund continued to qualify as a RIC.

There can be no assurance that the requirements for treatment as a RIC will be met by the Fund in all possible circumstances.

Taxation of Fund Distributions

As a result of 2003 federal tax legislation that is scheduled to become inapplicable for tax years beginning after December 31, 2010, distributions of qualified dividend income to non-corporate shareholders paid out of the Fund’s investment company taxable income may be taxable at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain.  All of the ordinary income dividends paid by a Fund will be taxable as qualified dividend income if the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year.  In the case of corporate shareholders, a portion of the distributions paid by the Fund may be eligible for the dividends-received deduction because a portion of the Fund’s income may consist of dividends paid by U.S. corporations.  Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund.  Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend.  The Code contains special rules on the computation of a shareholder’s holding period for this purpose.

Distributions will be taxable as described above, whether paid in shares or in cash.  Each distribution will be accompanied by a brief explanation of the form and character of the distribution.  Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is, in an economic sense, a return of the shareholder’s capital).  This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

Other Tax Considerations

The Fund must obtain from each shareholder a certification of the shareholder’s taxpayer identification number and certain other information.  The Fund will not accept an investment to establish a new account that does not comply with this requirement.  If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold a percentage of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service for credit toward the shareholder’s federal income taxes.  A shareholder’s failure to provide a correct social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service.  In addition, that failure may subject the Fund to a separate penalty of $50.  This penalty will be charged against the shareholder’s account, which may then be closed.  Any such closure of the account may result in a capital gain or loss to the shareholder.

If the Fund declares a dividend in October, November or December payable to the shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared.  Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

The Code allows the deduction by certain individuals, trusts, and estates of “miscellaneous itemized deductions” only to the extent that such deductions exceed 2% of the taxpayer’s adjusted gross income.  The limit on miscellaneous itemized deductions does not apply, however, with respect to the expenses incurred by any “publicly offered regulated investment company.”  The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended).  Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds payable to the shareholder are more or less than the shareholder’s adjusted basis for the redeemed shares.

As of May 31, 2010, the Fund deferred on a tax basis, post-October losses of $0.

At May 31, 2010, the Fund had tax basis capital losses of $116,022,926 which may be used to offset future capital gains.  These carryforwards expire on May 31, 2018.

Additional Information

The foregoing summary and the summary of the tax consequences of an investment in the Fund included in the Prospectus under “Dividends, Distributions and Taxes” are necessarily general and abbreviated.  No attempt has been made to present a complete or detailed explanation of tax matters.  The summary does not identify or address all statutory provisions that presently are scheduled to become inapplicable or “sunset” as of a future date.  Furthermore, the provisions of the statutes and regulations on which these summaries are based are subject to prospective or retroactive change by legislative or administrative action.  State and local taxes are beyond the scope of this discussion.  Prospective investors in the Fund should consult their own tax advisers regarding federal, state or local tax matters.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202 was the independent registered public accounting firm for the Fund for its fiscal year ending May 31, 2010 and audited the financial statements of the Fund for the fiscal year ending May 31, 2010.  The Fund has engaged Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145 to act as the Fund’s independent registered public accounting firm for the fiscal year ending May 31, 2011.  In addition to reporting on the annual financial statements of the Fund, Cohen Fund Audit Services, Ltd. will review certain of the Fund’s filings that are filed with the SEC.

Limitation of Director Liability

The Fund’s Articles of Incorporation and Bylaws include provisions that limit the personal liability of the Fund’s directors to the Fund or its shareholders for monetary damages for conduct as a director.  The provisions eliminate such liability to the fullest extent permitted by law.  Oregon law permits elimination of such liability, except in the following cases:  (i) any breach of the director’s duty of loyalty to the Fund or its shareholders; (ii) acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law; (iii) any unlawful distribution, as defined by Oregon law; or (iv) any transaction from which the director derived an improper personal benefit.  The general effect of the provisions is to eliminate monetary damages as one of the remedies available to shareholders for enforcement of a director’s duty of care.

Financial Statements

The audited financial statements of the Fund for the fiscal year ended May 31, 2010 and the report of the Fund’s independent registered public accounting firm in connection therewith, are included in the Fund’s  Annual Report to Shareholders dated May 31, 2010, as filed with the Securities and Exchange Commission on Form N-CSR on August 4, 2010, which is incorporated by reference into this SAI.

APPENDIX A

COMMERCIAL PAPER RATINGS

Prime 1 (P-1) and A-1 are the highest commercial paper ratings issued by Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”), respectively.

Description of Moody’s Commercial Paper Ratings

Issuers within the Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of certain factors.  Among the factors considered by Moody’s in assigning ratings are the following:

(1)	Evaluation of the management of the issuer;
(2)	Economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks that may be inherent in certain areas;
(3)	Evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	Liquidity;
(5)	Amount and quality of long-term debt;
(6)	Trend of earnings over a period of ten years;
(7)	Financial strength of a parent company and the relationships which exist with the issuer; and
(8)	Recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet obligations.

Description of S&P’s Commercial Paper Ratings

An issuer’s commercial paper rated A by S&P has the following characteristics:

(1)	Liquidity ratios are adequate to meet cash requirements;
(2)	Long-term senior debt of the issuer should be rated A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB;
(3)	The issuer has access to at least two additional channels of borrowing;
(4)	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
(5)
Typically, the issuer’s industry should be well established and the issuer should have a strong position in the industry, and the reliability and quality of management should be unquestioned.  Commercial paper rated A is further referred to by the use of numbers 1, 2 and 3 to denote relative strength within this highest classification, with “1” being the highest rating.

Appendix - 1

THE JENSEN PORTFOLIO, INC.

PART C
OTHER INFORMATION

Item 28.    Exhibits

(a)
Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(b)	Amended and Restated Bylaws is herein incorporated by reference from the Post Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 18, 2001.

(c)	Instruments Defining Rights of Security Holders is herein incorporated by reference to the Registrant’s Articles of Incorporation and the Bylaws.

(d)
Investment Advisory Agreement dated February 28, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

(e)	Distribution Agreement is herein incorporated by reference from the Post Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 18, 2001.

(i)
Amendment dated July 16, 2008 to the Distribution Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)
Amended and Restated Custody Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)
Amendment dated July 16, 2008 to the Amended and Restated Custody Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(h)	Other Material Contracts

(1)
Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)           Amendment dated July 16, 2008 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(ii) Addendum to the Transfer Agent Servicing Agreement. – Filed Herewith.

(2)
Amended and Restated Fund Accounting Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)           Amendment dated July 16, 2008 to the Amended and Restated Fund Accounting Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(ii) Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement – Filed Herewith

(3)
Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 16 to the Registrant’s Registration Statement of Form N-1A filed with the SEC on September 28, 2004.

(i)           Amendment dated July 16, 2008 to the Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(4)
Amended Shareholder Servicing Plan for the Class I shares is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)
Opinion and Consent of Legal Counsel to Registrant is herein incorporated by reference from the Post Effective Amendment No. 9 to the Fund’s Registration Statement filed with the SEC on September 27, 1999.

(j)	Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(k)	All Financial Information Omitted From Item 22 – Not Applicable.

(l)	Initial Capital Agreements is herein incorporated by reference to from Post-Effective Amendment No. 7 to the Fund’s Registration Statement filed with the SEC on September 23, 1998.

(m)
Amended and Restated Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan) is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(n)
Rule 18f-3 Multiple Class Plan dated June 1, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

(o)	Reserved

(p)
Combined Code of Ethics for Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(q)
Power of Attorney dated September 21, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

Item 29.     Persons Controlled by or Under Common Control with Registrant

See “Control Persons and Principal Shareholders” in the Statement of Additional Information.

The Registrant is controlled by its Board of Directors.  Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant under the terms of an investment advisory contract with the Registrant.  See “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information.

Item 30.     Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Registrant.  The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 31.     Business and Other Connections of Investment Adviser

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser to the Registrant.  The principal business address of the Adviser is 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.     Principal Underwriter.

(a)         Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.

Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

 (b)        To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

 (c)        Not applicable.

Item 33.     Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, is maintained by the Registrant at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 and the Registrant’s administrator, transfer agent and dividend disbursement agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 34.     Management Services

Not applicable.

Item 35.     Undertakings

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon on September 29, 2010.

THE JENSEN PORTFOLIO, INC.

By:   /s/ Robert D. McIver
         Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Val E. Jensen*	Chairman and Director	September 29, 2010
Val E. Jensen

/s/ Robert D. McIver	President	September 29, 2010
Robert D. McIver	(Chief Executive Officer)

Brian S. Ferrie*	Treasurer and Chief Compliance Officer	September 29, 2010
Brian S. Ferrie	(Principal Accounting Officer)

Robert F. Zagunis*	Vice President	September 29, 2010
Robert F. Zagunis

Robert G. Millen*	Vice President and Secretary	September 29, 2010
Robert G. Millen

Gary W. Hibler*	Director	September 29, 2010
Gary W. Hibler

Robert E. Harold*	Director	September 29, 2010
Robert E. Harold

Thomas L. Thomsen, Jr.*	Director	September 29, 2010
Thomas L. Thomsen, Jr.

Roger A. Cooke*	Director	September 29, 2010
Roger A. Cooke

Kenneth Thrasher*	Director	September 29, 2010
Kenneth Thrasher

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact as per Power of Attorney filed September 28, 2007.

EXHIBIT INDEX

Exhibit	Exhibit No.

Addendum to the Transfer Agent Servicing Agreement	EX-99.h.1.(ii)
Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement	EX-99.h.2.(ii)
Consent of Independent Auditors	EX-99.j